UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

MUTUAL FUNDS

John Hancock

Rainier Growth Fund

Annual Report

3.31.09

Discussion of Fund performance

By Rainier Investment Management, Inc.

During the fiscal year, shareholders in three John Hancock funds — Core Equity Fund, Growth Trends Fund and Technology Fund — approved the merger of their funds into John Hancock Rainier Growth Fund. The merger occurred after the close of business on October 3, 2008.

Despite a late-period surge, large-company growth stocks posted severe losses during the 12 months ended March 31, 2009. They came under pressure due to the lack of credit needed to help businesses operate and expand, extreme worries about an increasingly fragile financial system and rapidly deteriorating economic conditions. For the 12 months ended March 31, 2009, John Hancock Rainier Growth Fund’s Class A shares returned –38.59% at net asset value. That return compared with the –35.94% return of the average large growth fund as tracked by Morningstar, Inc. and the –34.28% return of the Russell 1000 Growth Index.

Our overweighted stake early in the period in energy stocks versus the Russell index was the biggest drag on its performance as energy prices slumped. Energy services company McDermott International, which we sold during the period, suffered steep declines in anticipation of declining demand. Independent oil and gas producer Devon Energy Corp. was another big detractor. In contrast, our navigation through the volatile financial sector proved beneficial, with relatively good stock selection in the group. Our larger-than-index stakes in Visa, Inc. and Charles Schwab Corp., while still posting losses, performed far better than the financial group as a whole. We also were helped by not owning some of the major components of the Russell index that fared the worst. State Street Corp., which we eliminated, was the biggest detractor, due to worries about it being under-capitalized. Elsewhere, our underweighting in Wal-Mart Stores, Inc., hurt because it was a top performer. Alcon, Inc., was hurt by slowing prescriptions and the decline of major foreign currencies relative to the U.S. dollar. Among our best performers were Teva Pharmaceutical Industries, Ltd., online retailer Amazon.com, Inc., restaurant chain McDonald’s Corp. and DIRECTV.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Rainier Growth Fund | Annual report

A look at performance

For the period ended March 31, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A2	6-15-00	–41.66	–3.83	—	–7.84	–41.66	–17.75	—	–51.22

B2	6-15-00	–42.16	–4.42	—	–8.46	–42.16	–20.23	—	–54.02

C2	6-15-00	–39.72	–4.01	—	–8.46	–39.72	–18.50	—	–54.02

I1,2	6-15-00	–38.36	–2.54	—	–7.02	–38.36	–12.07	—	–47.26

R1,2	6-15-00	–39.00	–3.86	—	–8.32	–39.00	–17.88	—	–53.40

R1[1,2]	6-15-00	–38.85	–3.62	—	–8.09	–38.85	–16.85	—	–52.36

R2[1,2]	6-15-00	–38.70	–3.38	—	–7.86	–38.70	–15.81	—	–51.30

R3[1,2]	6-15-00	–38.80	–3.53	—	–8.00	–38.80	–16.45	—	–51.95

R4[1,2]	6-15-00	–38.64	–3.25	—	–7.73	–38.64	–15.23	—	–50.69

R5[1,2]	6-15-00	–38.44	–2.96	—	–7.45	–38.44	–13.93	—	–49.35

T2	6-15-00	–42.10	–4.52	—	–8.50	–42.10	–20.64	—	–54.20

ADV[1,2]	6-15-00	–38.53	–2.79	—	–7.25	–38.53	–13.18	—	–48.42

NAV[1,2]	6-15-00	–38.38	–2.47	—	–6.94	–38.38	–11.75	—	–46.86

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A and Class T shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class ADV and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until April 28, 2009 for Class A, Class I, and Class ADV, and at least until July 31, 2009 for Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, and Class R5. The net expenses are as follows:, Class B — 2.04%, Class C — 2.04%, Class R — 1.89%, Class R1 — 1.64%, Class R2 — 1.39%, Class R3 — 1.54%, Class R4 — 1.24% and Class R5 — 0.94%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows:Class B — 2.50%, Class C — 2.50%, Class R — 2.35%, Class R1 —2.10%, Class R2 — 1.85%, Class R3 — 2.00%, Class R4 — 1.70% and Class R5 — 1.40%. For the other classes, the net expenses equal the gross expenses and are as follows: Class A — 1.19%, Class I — limit of 0.89% until 4-28-09, Class T — 1.90%, Class ADV — 1.15% and Class NAV — 0.80%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class ADV and Class NAV prospectuses.

2 On April 25, 2008, through a reorganization, the Fund acquired all of the assets of the Rainier Large Cap Growth Equity Portfolio (the predecessor fund). On that date, the predecessor fund offered its Original share class and Institutional share class in exchange for Class A and Class I shares, respectively, of the John Hancock Rainier Growth Fund. Classes A, B, C, I, R, R1, R2, R3, R4, R5, ADV and NAV of the John Hancock Rainier Growth Fund were first offered on April 28, 2008. The returns prior to April 28, 2008 are those of the predecessor fund’s Original share class that have been recalculated to apply the gross fees and expenses of Class A, B, C, I, R, R1, R2, R3, R4, R5, ADV, and NAV. Class T shares were first offered October 6, 2008; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class T shares.

Annual report | Rainier Growth Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Rainier Growth Fund Class A5 shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B2,4,5	6-15-00	$4,598	$4,598	$4,464	$6,321

C2,4,5	6-15-00	4,598	4,598	4,464	6,321

I3,4,5	6-15-00	5,274	5,274	4,464	6,321

R3,4,5	6-15-00	4,660	4,660	4,464	6,321

R1[3,4,5]	6-15-00	4,764	4,764	4,464	6,321

R2[3,4,5]	6-15-00	4,870	4,870	4,464	6,321

R3[3,4,5]	6-15-00	4,805	4,805	4,464	6,321

R4[3,4,5]	6-15-00	4,931	4,931	4,464	6,321

R5[3,4,5]	6-15-00	5,065	5,065	4,464	6,321

T4,5	6-15-00	4,822	4,580	4,464	6,321

ADV[3,4,5]	6-15-00	5,158	5,158	4,464	6,321

NAV[3,4,5]	6-15-00	5,314	5,314	4,464	6,321

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class T, Class ADV and Class NAV shares, respectively, as of March 31, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Growth Index — Index 1 — is an unmanaged index of the 1,000 largest companies in the Russell 3,000 Index.

Standard & Poor’s 500 Index — Index 2 — is an unmanaged index that includes 500 widely traded common stocks.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 No contingent deferred sales charge applicable.

3 For certain types of investors, as described in the Fund’s Class I, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class ADV and Class NAV share prospectuses.

4 Index 1 as of closest month end to fund inception date.

5 On April 25, 2008, through a reorganization, the Fund acquired all of the assets of the Rainier Large Cap Growth Equity Portfolio (the predecessor fund). On that date, the predecessor fund offered its Original share class and Institutional share class in exchange for Class A and Class I shares, respectively, of the John Hancock Rainier Growth Fund. Classes A, B, C, I, R, R1, R2, R3, R4, R5, ADV and NAV of the John Hancock Rainier Growth Fund were first offered on April 28, 2008. The returns prior to April 28, 2008 are those of the predecessor fund’s Original share class that have been recalculated to apply the gross fees and expenses of Class A, B, C, I, R, R1, R2, R3, R4, R5, ADV, and NAV. Class T shares were first offered October 6, 2008; the returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class T shares.

8	Rainier Growth Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2008 with the same investment held until March 31, 2009.

	Account value	Ending value	Expenses paid during
	on 10-1-08	on 3-31-09	period ended on 3-31-09[1]

Class A	$1,000.00	$720.10	$5.10

Class B	1,000.00	717.70	8.74

Class C	1,000.00	717.70	8.74

Class I	1,000.00	721.70	3.82

Class R	1,000.00	718.00	8.10

Class R1	1,000.00	718.90	7.03

Class R2	1,000.00	719.80	5.96

Class R3	1,000.00	719.10	6.60

Class R4	1,000.00	720.00	5.32

Class R5	1,000.00	721.40	4.03

Class ADV	1,000.00	720.70	4.93

Class NAV	1,000.00	721.40	3.65

For Class T noted below, the example assumes an acccount value of $1,000 on October 6, 2008 with the same investment held until March 31, 2009.

	Account value	Ending value	Expenses paid during
	on 10-6-08	on 3-31-09	period ended on 3-31-09[1]

Class T	1,000.00	$775.20	$8.52

Annual report | Rainier Growth Fund	9

Your expenses

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2008, with the same investment held until March 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 10-1-08	on 3-31-09	period ended on 3-31-09[1]

Class A	$1,000.00	$1,019.90	$5.99

Class B	1,000.00	1,014.80	10.25

Class C	1,000.00	1,014.80	10.25

Class I	1,000.00	1,020.50	4.48

Class R	1,000.00	1,015.50	9.50

Class R1	1,000.00	1,016.80	8.25

Class R2	1,000.00	1,018.00	6.99

Class R3	1,000.00	1,017.30	7.75

Class R4	1,000.00	1,018.70	6.24

Class R5	1,000.00	1,020.20	4.73

Class T	1,000.00	1,015.10	9.95

Class ADV	1,000.00	1,019.20	5.79

Class NAV	1,000.00	1,020.70	4.28

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.19%, 2.04%, 2.04%, 0.89%, 1.89%, 1.64%, 1.39%, 1.54%, 1.24%, 0.94%, 1.98%, 1.15% and 0.85% for Class A, Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class T, Class ADV and Class NAV, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Rainier Growth Fund | Annual report

Portfolio summary

Top 10 holdings[1]

Monsanto Co.	3.3%	Cisco Systems, Inc.	2.7%

Google, Inc. (Class A)	3.1%	NIKE, Inc. (Class B)	2.7%

Apple, Inc.	2.9%	Oracle Corp.	2.7%

Transocean, Ltd.	2.7%	Gilead Sciences, Inc.	2.6%

QUALCOMM, Inc.	2.7%	Visa, Inc. (Class A)	2.6%

Sector distribution[2,3]

Information technology	31%	Financials	6%

Health care	14%	Energy	6%

Consumer discretionary	13%	Materials	5%

Consumer staples	11%	Telecommunication services	2%

Industrials	10%	Short-term investments & other	2%

1 As a percentage of net assets on March 31, 2009, excluding cash and cash equivalents.

2 As a percentage of net assets on March 31, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Rainier Growth Fund	11

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 3-31-09

Issuer	Shares	Value

Common stocks 98.05%		$839,658,220

(Cost $1,035,474,754)

Aerospace & Defense 5.19%		44,427,100

Boeing Co.	83,025	2,954,030

Precision Castparts Corp.	249,175	14,925,582

Raytheon Co.	301,650	11,746,251

United Technologies Corp.	344,375	14,801,237

Air Freight & Logistics 2.47%		21,118,333

Expeditors International of Washington, Inc.	368,825	10,434,059

Fedex Corp.	240,150	10,684,274

Asset Management & Custody Banks 1.85%		15,810,745

BlackRock, Inc.	76,675	9,970,817

Northern Trust Corp.	97,625	5,839,928

Biotechnology 5.87%		50,249,248

Celgene Corp. (I)	338,725	15,039,390

Cephalon, Inc. (I)	92,550	6,302,655

Genzyme Corp. (I)	108,450	6,440,845

Gilead Sciences, Inc. (I)	485,025	22,466,358

Cable & Satellite 1.89%		16,227,620

DIRECTV Group, Inc. (I)	712,050	16,227,620

Coal & Consumable Fuels 0.80%		6,819,848

Consol Energy, Inc.	270,200	6,819,848

Communications Equipment 5.91%		50,643,717

BancTec, Inc. (B)(I)(K)	197,026	1,582,227

Cisco Systems, Inc. (I)	1,361,200	22,827,324

QUALCOMM, Inc.	592,675	23,060,984

Research In Motion, Ltd. (I)	73,675	3,173,182

Computer & Electronics Retail 0.92%		7,844,199

Gamestop Corp. (Class A) (I)	279,950	7,844,199

Computer Hardware 5.11%		43,798,807

Apple, Inc. (I)	240,275	25,257,708

Hewlett-Packard Co.	578,325	18,541,099

Computer Storage & Peripherals 1.21%		10,376,850

EMC Corp. (I)	910,250	10,376,850

Construction & Engineering 0.43%		3,676,562

Foster Wheeler AG (I)	210,450	3,676,562

See notes to financial statements

12	Rainier Growth Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Construction & Farm Machinery & Heavy Trucks 0.29%		$2,500,450

Bucyrus International, Inc. (Class A)	164,720	2,500,450

Consumer Finance 2.56%		21,916,130

Visa, Inc. (Class A)	394,175	21,916,130

Data Processing & Outsourced Services 1.15%		9,872,946

Mastercard, Inc. (Class A) (L)	58,950	9,872,946

Department Stores 1.50%		12,852,584

Kohl’s Corp. (I)	303,700	12,852,584

Drug Retail 1.96%		16,794,328

CVS Caremark Corp.	610,925	16,794,328

Electrical Components & Equipment 0.54%		4,591,377

Emerson Electric Co.	160,650	4,591,377

Electronic Components 0.96%		8,188,026

Amphenol Corp. (Class A)	287,400	8,188,026

Fertilizers & Agricultural Chemicals 3.30%		28,249,845

Monsanto Co.	339,950	28,249,845

Food Retail 1.22%		10,430,691

Kroger Co.	491,550	10,430,691

Footwear 2.66%		22,775,645

NIKE, Inc. (Class B)	485,725	22,775,645

Health Care Equipment 0.70%		6,011,256

Becton, Dickinson & Co.	89,400	6,011,256

SerOptix, Inc. (B)(I)(K)	491,800	—

Health Care Services 1.25%		10,708,638

Aveta, Inc. (B)(I)(S)	97,210	178,415

Express Scripts, Inc. (I)	228,075	10,530,223

Health Care Supplies 0.48%		4,109,132

Alcon, Inc.	45,200	4,109,132

Heavy Electrical Equipment 0.74%		6,295,653

ABB, Ltd., SADR	451,625	6,295,653

Home Improvement Retail 1.76%		15,085,450

Lowe’s Cos., Inc.	826,600	15,085,450

Household Products 3.44%		29,478,211

Colgate-Palmolive Co.	234,350	13,821,963

Procter & Gamble Co.	332,475	15,656,248

Hypermarkets & Super Centers 2.09%		17,891,140

Wal-Mart Stores, Inc.	343,400	17,891,140

Industrial Gases 1.97%		16,859,509

Praxair, Inc.	250,550	16,859,509

Industrial Machinery 0.89%		7,639,125

SPX Corp.	162,500	7,639,125

Internet Retail 2.07%		17,717,400

Amazon.com, Inc. (I)	241,250	17,717,400

Internet Software & Services 3.08%		26,400,351

Gomez, Inc. (B)(I)(K)	328	—

Google, Inc. (Class A) (I)	75,850	26,400,351

See notes to financial statements

Annual report | Rainier Growth Fund	13

F I N A N C I A L   S T A T E M E N T S

Issuer	Shares	Value

Investment Banking & Brokerage 2.43%		$20,810,451

Charles Schwab Corp.	828,375	12,839,812

Morgan Stanley	350,050	7,970,639

IT Consulting & Other Services 1.29%		11,062,359

Cognizant Technology Solutions Corp. (Class A) (I)	532,100	11,062,359

Managed Health Care 0.85%		7,308,732

Aetna, Inc.	300,400	7,308,732

Oil & Gas Drilling 2.73%		23,367,306

Transocean, Ltd. (I)	397,133	23,367,306

Oil & Gas Exploration & Production 2.01%		17,187,774

Devon Energy Corp.	384,600	17,187,774

Personal Products 0.69%		5,924,763

Avon Products, Inc.	308,100	5,924,763

Pharmaceuticals 5.17%		44,299,146

Abbott Laboratories	399,250	19,044,225

Allergan, Inc.	228,950	10,934,652

Teva Pharmaceutical Industries, Ltd., SADR	317,875	14,320,269

Restaurants 2.58%		22,116,285

Darden Restaurants, Inc.	204,650	7,011,309

McDonald’s Corp.	276,800	15,104,976

Semiconductors 4.83%		41,358,158

Broadcom Corp. (Class A) (I)	650,900	13,004,982

Intel Corp.	1,170,775	17,620,164

Intersil Corp. (Class A)	213,025	2,449,787

Taiwan Semiconductor Manufacturing Co., Ltd., SADR	925,500	8,283,225

Soft Drinks 2.14%		18,319,158

PepsiCo, Inc.	355,850	18,319,158

Specialized Finance 0.56%		4,764,218

IntercontinentalExchange, Inc. (I)	63,975	4,764,218

Systems Software 4.97%		42,604,543

Check Point Software Technologies, Ltd. (I)	299,700	6,656,337

McAfee, Inc. (I)	200,400	6,713,400

Microsoft Corp.	354,725	6,516,298

Oracle Corp.	1,257,250	22,718,508

Wireless Telecommunication Services 1.54%		13,174,411

America Movil SAB de CV, Ser L, ADR	160,175	4,337,539

American Tower Corp. (Class A) (I)	290,400	8,836,872

Issuer, description	Shares	Value

Preferred stocks 0.00%		$1

(Cost $1,230,942)

Health Care Equipment 0.00%		1

SerOptix, Inc., Ser A (B)(I)(K)	500,000	—

SerOptix, Inc., Ser B (B)(I)(K)	500,000	1

Internet Software & Services 0.00%		0

Gomez, Inc. (B)(I)(K)	6,427	—

See notes to financial statements

14	Rainier Growth Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

		Principal
Issuer, description, maturity date		amount	Value

Short-term investments 1.99%			$17,033,000

(Cost $17,033,000)

Repurchase Agreement 1.48%			12,704,000

Repurchase Agreement with State Street Corp. dated 3/31/2009 at 0.10% to be repurchased at $12,704,035 on 4/1/2009,
collateralized by $12,370,000 Federal Home Loan Mortgage Corp.,
4.375% due 9/17/2010 (valued at $12,958,812, including interest)		$12,704,000	12,704,000

	Interest
Issuer, description	rate	Shares	Value

Cash Equivalents 0.51%			$4,329,000

John Hancock Cash Investment Trust (T)(W)	0.7795% (Y)	4,329,000	4,329,000

Total investments (Cost $1,053,738,696)† 100.04%			$856,691,221

Other assets and liabilities, net (0.04%)			($354,735)

Total net assets 100.00%			$856,336,486

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(B) These securities are fair valued in good faith under procedures established by the Board of Trustees.

(I) Non-income producing security.

(K) Direct placement securities are restricted to resale. The Fund may be unable to sell a direct placement security and it may be more difficult to determine a market value for a direct placement security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a direct placement security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities.

Additional information on these securities is shown below:

			Value as a percentage	Value as of
Issuer, description	Acquisition date	Acquisition cost	of Fund’s net assets	March 31, 2009

BancTec, Inc.
common stock	06-20-07	$4,728,640	0.18%	$1,582,227

Gomez, Inc
common stock	09-10-02	2,177,612	0.00	0
preferred stock.	01-23-06	64,275	0.00	0

SerOptix, Inc.
common stock	01-12-98	50	0.00	0
preferred stock, Ser A	01-12-98	500,000	0.00	0
preferred stock, Ser B	04-05-00	666,667	0.00	1

Total			0.18%	$1,582,228

(L) All or a portion of this security is on loan as of March 31, 2009.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of March 31, 2009.

† At March 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,094,468,380. Net unrealized depreciation aggregated $237,777,159, of which $10,349,538 related to appreciated investment securities and $248,126,697 related to depreciated investment securities.

See notes to financial statements

Annual report | Rainier Growth Fund	15

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,036,705,696)
including $4,354,480 of securities loaned (Note 2)	$839,658,221
Repurchase agreement, at value (Cost $12,704,000) (Note 2)	12,704,000
Investments in affiliated issuers, at value (Cost $4,329,000) (Note 2)	4,329,000

Total investments, at value (Cost $1,053,738,696)	856,691,221
Cash	1,636
Receivable for investments sold	5,713,512
Receivable for fund shares sold	649,574
Dividends and interest receivable	411,077
Receivable for security lending income	696
Receivable due from adviser	23,215
Receivable from affiliates	112,406
Other assets	140,583

Total assets	863,743,920

Liabilities

Payable for investments purchased	1,947,211
Payable for fund shares repurchased	392,661
Payable upon return of securities loaned (Note 2)	4,329,000
Payable to affiliates
Fund administration fees	3,846
Transfer agent fees	247,335
Distribution and service fees	724
Trustees fees	57,598
Other payables and accrued expenses	429,059

Total liabilities	7,407,434

Net assets

Capital paid-in	$2,246,970,419
Undistributed net investment income	36,984
Accumulated net realized loss on investments and foreign currency transactions	(1,193,623,479)
Net unrealized depreciation on investments and translation of assets and
liabilities in foreign currencies	(197,047,438)

Net assets	$856,336,486

See notes to financial statements

16	Rainier Growth Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($192,740,994 ÷ 15,010,774 shares)	$12.84
Class B ($27,393,276 ÷ 2,142,209 shares)[1]	$12.79
Class C ($14,857,674 ÷ 1,162,011 shares)[1]	$12.79
Class I ($132,954,391 ÷ 10,293,323 shares)	$12.92
Class R ($59,791 ÷ 4,669 shares)	$12.81
Class R1 ($59,097 ÷ 4,604 shares)	$12.84
Class R2 ($57,284 ÷ 4,452 shares)	$12.87
Class R3 ($57,204 ÷ 4,452 shares)	$12.85
Class R4 ($57,364 ÷ 4,452 shares)	$12.88
Class R5 ($57,524 ÷ 4,456 shares)	$12.91
Class T ($71,544,028 ÷ 5,565,242 shares)	$12.86
Class ADV ($16,553,048 ÷ 1,283,663 shares)	$12.90
Class NAV ($399,944,811 ÷ 30,973,055 shares)	$12.91

Maximum public offering price per share

Class A (net asset value per share ÷ 95%)[2]	$13.52
Class T (net asset value per share ÷ 95%)[2]	$13.54

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Rainier Growth Fund	17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the year ended 3-31-09

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$8,584,006
Interest	232,807
Securities lending	81,950
Income from affiliated issuers	2,387
Less foreign taxes withheld	(76,368)

Total investment income	8,824,782

Expenses

Investment management fees (Note 5)	5,933,984
Distribution and service fees (Note 5)	922,503
Transfer agent fees (Note 5)	1,322,535
State registration fees (Note 5)	46,695
Fund administration fees (Note 5)	84,588
Printing and postage fees (Note 5)	75,141
Professional fees	257,343
Custodian fees	80,329
Registration and filing fees	128,853
Trustees’ fees (Note 6)	40,418
Miscellaneous	20,842

Total expenses	8,913,231
Less expense reductions (Note 5)	(768,354)

Net expenses	8,144,877

Net investment income	679,905

Realized and unrealized gain (loss)

Net realized loss on
Investments in unaffiliated issuers	(310,987,081)
Foreign currency transactions	(245)
(310,987,326)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(143,822,317)
Translation of assets and liabilities in foreign currencies	37
(143,822,280)
Net realized and unrealized loss	(454,809,606)

Decrease in net assets from operations	($454,129,701)

See notes to financial statements

18	Rainier Growth Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Year
	ended	ended
	3-31-09	3-31-08

Increase (decrease) in net assets

From operations
Net investment income (loss)	$679,905	($245,270)
Net realized loss	(310,987,326)	(10,598,963)
Change in net unrealized appreciation (depreciation)	(143,822,280)	(9,639,351)

Decrease in net assets resulting from operations	(454,129,701)	(20,483,584)

Distributions to shareholders
From net investment income
Class I	(128,337)	—
Class R5	(43)	—
Class NAV	(498,835)	—

Total distributions	(627,215)	—

From Fund share transactions (Note 7)	1,010,863,775	287,074,666

Total increase	556,106,859	266,591,082

Net assets
Beginning of year	300,229,627	33,638,545

End of year	$856,336,486	$300,229,627

Undistributed (distributions in excess of)
net investment income	$36,984	($15,461)

See notes to financial statements

Annual report | Rainier Growth Fund	19

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	3-31-09[1]	3-31-08[2]	3-31-07[2]	3-31-06[2]	3-31-05[2]

Per share operating performance

Net asset value, beginning
of period	$20.91	$20.44	$19.07	$15.64	$14.83
Net investment loss	(0.01)[3]	(0.02)	(0.04)	(0.07)[3]	(0.06)
Net realized and unrealized gain
(loss) on investments	(8.06)	0.49	1.41	3.50	0.87
Total from investment operations	(8.07)	0.47	1.37	3.43	0.81
Net asset value, end of period	$12.84	$20.91	$20.44	$19.07	$15.64
Total return (%)[4,5]	(38.59)	2.30	7.18	21.93	5.46

Ratios and supplemental data

Net assets, end of period (in millions)	$193	$164	$33	$15	$7
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47	1.17[6]	1.30	1.72	2.19
Expenses net of fee waivers	1.18	1.19[6]	1.19	1.19	1.19
Expenses net of all fee waivers and credits	1.18	1.19[6]	1.19	1.19	1.19
Net investment loss	(0.04)	(0.27)	(0.38)	(0.42)	(0.43)
Portfolio turnover (%)	101[7]	86	101	96	119

1 After the close of business on April 25, 2008, holders of Original Shares of the former Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Rainier Growth Fund. These shares were first offered on April 28, 2008. Additionally, the accounting and performance history of the Original Shares of the Predecessor Fund was redesignated as that of John Hancock Rainier Growth Fund Class A.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Based on the average of the shares outstanding.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Prior to the reorganization (see Note 9), the Fund was subject to a contractual expense reimbursement and recoupment plan. See Note 5 for more information on this plan.

7 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

See notes to financial statements

20	Rainier Growth Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

CLASS B SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$22.46
Net investment loss[2]	(0.09)
Net realized and unrealized loss on investments	(9.58)
Total from investment operations	(9.67)
Net asset value, end of period	$12.79
Total return (%)[3,4]	(43.05)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$27
Ratios (as a percentage of average net assets):
Expenses before reductions	2.82[6]
Expenses net of fee waivers	2.05[6]
Expenses net of all fee waivers and credits	2.04[6]
Net investment loss	(0.75)[6]
Portfolio turnover (%)	101[7]

1 Class B shares began operations on 4-28-08.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

7 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

CLASS C SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning
of period	$22.46
Net investment loss[2]	(0.09)
Net realized and unrealized loss on investments	(9.58)
Total from investment operations	(9.67)
Net asset value, end of period	$12.79
Total return (%) [3,4]	(43.05)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	2.82[6]
Expenses net of fee waivers	2.05[6]
Expenses net of all fee waivers and credits	2.04[6]
Net investment loss	(0.77)[6]
Portfolio turnover (%)	101[7]

1 Class C shares began operations on 4-28-08.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

7 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

See notes to financial statements

Annual report | Rainier Growth Fund	21

F I N A N C I A L   S T A T E M E N T S

CLASS I SHARES Period ended	3-31-09[1]	3-31-08[2]	3-31-07[2,3]

Per share operating performance

Net asset value, beginning of period	$20.98	$20.44	$20.94
Net investment income[4]	0.04	—[5]	—[5]
Net realized and unrealized gain (loss) on investments	(8.09)	0.54	(0.50)
Total from investment operations	(8.05)	0.54	(0.50)
Less distributions
From net investment income	(0.01)	—	—
Net asset value, end of period	$12.92	$20.98	$20.44
Total return (%)[6]	(38.36)	2.64	(2.39)[7]

Ratios and supplemental data

Net assets, end of period (in millions)	$133	$136	$537
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.92[8]	1.00[9]
Expenses net of fee waivers	0.86	0.94[8]	0.94[9]
Expenses net of all fee waivers and credits	0.86	0.94[8]	0.94[9]
Net investment income (loss)	0.22	(0.02)	0.15[9]
Portfolio turnover (%)	101[11]	86	101[10]

1 After the close of business on April 25, 2008, holders of Institutional Shares of the former Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Rainier Growth Fund. These shares were first offered on April 28, 2008. Additionally, the accounting and performance history of the Institutional Shares of the Predecessor Fund was redesignated as that of John Hancock Rainier Growth Fund Class I.

2 Audited by previous Independent Registered Public Accounting Firm.

3 Class I shares began operations on 2-20-07.

4 Based on the average of the shares outstanding.

5 Less than (0.01) per share.

6 Assumes dividend reinvestment.

7 Total returns would have been lower had certain expenses not been reduced during the periods shown.

8 Prior to the reorganization (see Note 9), the Fund was subject to a contractual expense reimbursement and recoupment plan. See Note 5 for more information on this plan.

9 Annualized.

10 Annualized based on investments held for a full year.

11 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

CLASS R SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$22.46
Net investment loss[2]	(0.12)
Net realized and unrealized loss on investments	(9.53)
Total from investment operations	(9.65)
Net asset value, end of period	$12.81
Total return (%)[3,4]	(42.97)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	8.82[7]
Expenses net of fee waivers	1.89[7]
Expenses net of all fee waivers and credits	1.89[7]
Net investment loss	(0.75)[7]
Portfolio turnover (%)	101[8]

1 Class R shares began operations on 4-28-08.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

See notes to financial statements

22	Rainier Growth Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS R1 SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$22.46
Net investment loss[2]	(0.08)
Net realized and unrealized loss on investments	(9.54)
Total from investment operations	(9.62)
Net asset value, end of period	$12.84
Total return (%)[3,4]	(42.83)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	8.70[7]
Expenses net of fee waivers	1.64[7]
Expenses net of all fee waivers and credits	1.64[7]
Net investment loss	(0.50)[7]
Portfolio turnover (%)	101[8]

1 Class R1 shares began operations on 4-28-08.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

CLASS R2 SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$22.46
Net investment loss[2]	(0.04)
Net realized and unrealized loss on investments	(9.55)
Total from investment operations	(9.59)
Net asset value, end of period	$12.87
Total return (%)[3,4]	(42.70)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	8.42[7]
Expenses net of fee waivers	1.39[7]
Expenses net of all fee waivers and credits	1.39[7]
Net investment loss	(0.25)[7]
Portfolio turnover (%)	101[8]

1 Class R2 shares began operations on 4-28-08.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

See notes to financial statements

Annual report | Rainier Growth Fund	23

F I N A N C I A L  S T A T E M E N T S

CLASS R3 SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$22.46
Net investment loss[2]	(0.06)
Net realized and unrealized loss on investments	(9.55)
Total from investment operations	(9.61)
Net asset value, end of period	$12.85
Total return (%)[3,4]	(42.79)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	8.57[7]
Expenses net of fee waivers	1.54[7]
Expenses net of all fee waivers and credits	1.54[7]
Net investment loss	(0.40)[7]
Portfolio turnover (%)	101[8]

1 Class R3 shares began operations on 4-28-08.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

CLASS R4 SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$22.46
Net investment loss[2]	(0.02)
Net realized and unrealized loss on investments	(9.56)
Total from investment operations	(9.58)
Net asset value, end of period	$12.88
Total return (%)[3,4]	(42.65)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	8.26[7]
Expenses net of fee waivers	1.24[7]
Expenses net of all fee waivers and credits	1.24[7]
Net investment loss	(0.10)[7]
Portfolio turnover (%)	101[8]

1 Class R4 shares began operations on 4-28-08.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

See notes to financial statements

24	Rainier Growth Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS R5 SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$22.46
Net investment income[2]	0.03
Net realized and unrealized loss on investments	(9.57)
Total from investment operations	(9.54)
Less distributions
From net investment income	(0.01)
Net asset value, end of period	$12.91
Total return (%)[3,4]	(42.48)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	7.95[7]
Expenses net of fee waivers	0.94[7]
Expenses net of all fee waivers and credits	0.94[7]
Net investment income	0.20[7]
Portfolio turnover (%)	101[8]

1 Class R5 shares began operations on 4-28-08.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

CLASS T SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$16.59
Net investment loss[2]	(0.05)
Net realized and unrealized loss on investments	(3.68)
Total from investment operations	(3.73)
Net asset value, end of period	$12.86
Total return (%)[3,4]	(22.48)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$72
Ratios (as a percentage of average net assets):
Expenses before reductions	2.07[6]
Expenses net of fee waivers	1.99[6]
Expenses net of all fee waivers and credits	1.98[6]
Net investment loss	(0.74)[6]
Portfolio turnover (%)	101[7]

1 Class T shares began operations on 10-6-08.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

7 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

See notes to financial statements

Annual report | Rainier Growth Fund	25

F I N A N C I A L  S T A T E M E N T S

CLASS ADV SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$22.46
Net investment loss[2]	(0.01)
Net realized and unrealized loss on investments	(9.55)
Total from investment operations	(9.56)
Net asset value, end of period	$12.90
Total return (%)[3]	(42.56)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$17
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14[5]
Expenses net of fee waivers	1.14[5]
Expenses net of all fee waivers and credits	1.14[5]
Net investment loss	(0.04)[5]
Portfolio turnover (%)	101[6]

1 Class ADV shares began operations on 4-28-08.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Not annualized.

5 Annualized.

6 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

CLASS NAV SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$22.46
Net investment gain[2]	0.04
Net realized and unrealized loss on investments	(9.57)
Total from investment operations	(9.53)
Less distributions
From net investment income	(0.02)
Net asset value, end of period	$12.91
Total return (%)[3]	(42.44)[4]

Ratios and supplemental data

Net assets, end of period (in millions)	$400
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83[5]
Expenses net of fee waivers	0.83[5]
Expenses net of all fee waivers and credits	0.83[5]
Net investment income	0.26[5]
Portfolio turnover (%)	101[6]

1 Class NAV shares began operations on 4-28-08.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Not annualized.

5 Annualized.

6 Portfolio turnover is shown for the period from April 1, 2008 to March 31, 2009.

See notes to financial statements

26	Rainier Growth Fund | Annual report

Notes to financial statements

Note 1
Organization

John Hancock Rainier Growth Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek to maximize long-term capital appreciation.

John Hancock Life Insurance Company (U.S.A.) (John Hancock USA) is an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class T, Class ADV and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class T shares are available to investors who acquired Class T shares as a result of the reorganization of the John Hancock Technology Fund into the Fund or such other investors as permitted by the fund, in the fund’s sole discretion as it deems appropriate. Class ADV shares are available to investors who acquired Class A shares as a result of the reorganization of the Rainier Large Cap Growth

Equity Portfolio (the Predecessor Fund) into the Fund or such other investors as permitted by the fund, in the fund’s sole discretion as it deems appropriate. Class NAV shares are sold to affiliated funds of funds, which are funds of funds within the John Hancock funds complex. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Fund is the accounting and performance successor to the Predecessor Fund. On April 28, 2008, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A and Class I shares of the Fund.

The Adviser and other affiliates of John Hancock USA owned 4,452, 4,452, 4,452, 4,452, 4,452, and 4,456 shares of beneficial interest of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively, of the Fund on March 31, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual report | Rainier Growth Fund	27

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Cash Investment Trust (JHCIT), an affiliate of the Adviser, is valued at its net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28	Rainier Growth Fund | Annual report

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$842,226,578	$—

Level 2 — Other Significant Observable Inputs	12,704,000	—

Level 3 — Significant Unobservable Inputs	1,760,643	—
Total	$856,691,221	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates and swap prices.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of March 31, 2008	$—	$—

Accrued discounts/premiums	—	—

Realized gain (loss)	(16)	—

Change in unrealized appreciation (depreciation)	(7,688,919)	—

Net purchases (sales)	—	—

Acquired from mergers (see Note 9)	9,449,578	—
Balance as of March 31, 2009	$1,760,643	$—

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities

Annual report | Rainier Growth Fund	29

loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit

The Fund has entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the year ended March 31, 2009, there were no borrowings under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Repurchase agreements

The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Foreign currency translation

The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S.

30	Rainier Growth Fund | Annual report

dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $967,402,549 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: March 31, 2010 — $499,103,584, March 31, 2011 — $260,334,070, March 31, 2012 — $86,800,122, March 31, 2016 — $25,380,418 and March 31, 2017 —$95,784,355. We estimate that $803,569,744 of the loss carryforwards, which were acquired on October 3, 2008, in mergers with John Hancock Core Equity Fund, John Hancock Growth Trends Fund and John Hancock Technology Fund, will likely expire unused because of limitations.

Net capital losses of $185,491,246 that are attributable to security transactions incurred after October 31, 2008, are treated as arising on April 1, 2009, the first day of the Fund’s next taxable year.

As of March 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended March 31, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. There were no distributions during the year ended March 31, 2008. During the year ended March 31, 2009, the tax character of distributions paid was as follows: ordinary income $627,215. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of March 31, 2009, the components of distributable earnings on a tax basis included $42,366 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to expiration of capital loss carryforwards and merger related transactions.

New accounting pronouncements

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide

Annual report | Rainier Growth Fund	31

financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. As of March 31, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

Note 3
Risk and uncertainties

Concentration risk

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Sector risk — technology industry

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Technology companies can be hurt by economic declines and other factors. For instance, when economic conditions deteriorate, technology stocks may decline.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Management fee and transactions with affiliates and others

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays

32	Rainier Growth Fund | Annual report

a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $3,000,000,000 of the Fund’s aggregate daily net assets; (b) 0.725% of the next $3,000,000,000 of the Fund’s aggregate daily net assets; and (c) 0.70% of the Fund’s aggregate daily net assets in excess of $6,000,000,000. Aggregate net assets include the net assets of the Fund and Growth Equity Trust, a series of John Hancock Trust. The Adviser has a subadvisory agreement with Rainier Investment Management Inc. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended March 31, 2009, were equivalent to an annual effective rate of 0.75% of the Fund’s average daily net assets.

Prior to April 28, 2008, the Predecessor Fund paid a monthly management fee to its investment adviser, Rainier Investment Management, Inc., at an annual rate of 0.75% of the Predecessor Fund’s average daily net assets. Prior to the reorganization (see Note 9), Class A and Class I shares were subject to a contractual expense reimbursement and recoupment agreement. The agreement limited the expenses to 0.94% of average daily net assets of each class until the prior adviser, Rainier Investment Management, Inc. (Rainier, currently the subadviser), had been fully reimbursed for fees forgone and expenses paid by Rainier under this agreement. The agreement terminated on the date of reorganization.

The expense limitation amount was based on the average daily net assets of the classes and excluded distribution plan fees, interest, taxes, brokerage commissions, extraordinary expenses and sales charges. Expenses recouped by Rainier were subject to the Classes’ ability to effect such reimbursement and remain in compliance with applicable expense limitations. During the year ended March 31, 2008, the Classes recouped $140,114 of expenses.

The Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.19% for Class A shares, 2.04% for Class B, 2.04% for Class C, 0.89% for Class I, 1.89% for Class R, 1.64% for Class R1, 1.39% for Class R2, 1.54% for Class R3, 1.24% for Class R4, 0.94% for Class R5, 1.98% for Class T and 1.14% for Class ADV. Accordingly, the expense reductions or reimbursements related to this agreement were $423,155, $78,377, $39,203, $4,511, $4,591, $4,535, $4,535, $4,535, $4,535, $31,193 and $171, for Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class T and Class ADV, respectively, for the year ended March 31, 2009. There were no waivers under this Plan for Class I. The expense reimbursements and limits will continue in effect until April 28, 2009 for Class A, Class I and Class ADV, until July 31, 2009 for Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, and Class R5, and until August 1, 2009 for Class T, thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the year ended March 31, 2009, were $84,588 with an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Predecessor Fund had an administrative services agreement with a third-party service provider to provide substantially the same administrative services described above. In addition, this agreement included transfer

Annual report | Rainier Growth Fund	33

agent services. The Predecessor Fund paid up to 0.05% of the average net assets of the Predecessor Fund’s fund complex, with a minimum of $25,000 per Fund. This agreement was in place for the Original and Institutional Classes of the Predecessor Fund (now Classes A and I, respectively) through the date of the reorganization (see Note 9).

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class T and Class ADV, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.25%, 1.00%, 1.00%, 0.75%, 0.50%, 0.25%, 0.50%, 0.25%, 0.30% and 0.25% of average daily net asset value of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class T and Class ADV, respectively. Although the Fund will pay distribution and service fees of up to 0.25% for Class A shares, the Fund’s Trustees have approved the Fund to pay distribution and service fees of up to 0.30%, or some lesser amount as they shall approve from time to time, for Class A shares. However, the service fees will not exceed 0.25% of the Fund’s average daily net assets attributable to each class of shares. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

In addition, the Fund has also adopted a Service Plan for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares. Under the Service Plan, the Fund may pay up to 0.25%, 0.25%, 0.25%, 0.15%, 0.10%, 0.05% of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively, average daily net asset value for certain other services. There were no Service Plan fees incurred for the year ended March 31, 2009.

Prior to April 28, 2008, Quasar Distributors, Inc. served as the Predecessor Fund’s principal underwriter and was compensated at an annual rate of 0.25% of the Predecessor Fund’s average daily net assets.

Class A and Class T shares are assessed up-front sales charges. During the year ended March 31, 2009, the Distributor received net up-front sales charges of $79,271 and $29,269 with regard to sales of Class A and Class T shares, respectively. Of these amounts, $11,762 and $3,222 were retained and used for printing prospectuses, advertising, sales literature and other purposes, $57,327 and $17,882 were paid as sales commissions to unrelated broker-dealers, and $10,182 and $8,165 were paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock USA, is the indirect sole shareholder of Signator Investors. Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended March 31, 2009, CDSCs received by the Distributor amounted to $31,532 for Class B shares and $1,317 for Class C shares.

Prior to the reorganization (see Note 9), the Predecessor Fund did not assess up-front or CDSC fees to the Original and Institutional Classes of the Predecessor Fund (now Classes A and I, respectively).

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of

34	Rainier Growth Fund | Annual report

MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agen tfee at an annual rate of 0.05% for Classes A, B, C, R, R1, R2, R3, R4, R5, T and ADV, and 0.04% for Class I, based on each class’s average daily net assets. Additionally, Class NAV does not pay transfer agent fees.

• The Fund pays Signature Services a monthly fee which is based on an annual rate of $15.00 per shareholder account for Classes A, R, R1, R2, R3, R4 and R5, $17.50 per shareholder account for Class B and $16.50 per shareholder account for Class C and T. During this period, there were no monthly fees assessed for Class I, ADV and NAV.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

In addition, Signature Services had agreed to contractually limit the transfer agent fees to 0.20% through December 31, 2008. Fee reductions under this plan were $168,572 for the year ended March 31, 2009. Also, Signature Services had voluntarily agreed to further limit transfer agent fees for Class R1 shares so that such fees do not exceed 0.05% annually of the class’s average daily net assets until May 31, 2008. Fee reductions related to this limitation for Class R1 was $15.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the year ended March 31, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $426 for transfer agent credits earned.

Class level expenses including the allocation of the transfer agent fees for the year ended March 31, 2009, were as follows:

			State
	Distribution and	Transfer	registration	Printing and
Share class	service fees	agent fees	fees	postage fees

Class A	$451,159	$693,989	$4,772	$17,669
Class B	160,367	147,507	3,380	1,294
Class C	81,121	68,810	3,380	5,164
Class I	—	69,154	4,310	1,907
Class R	697	564	3,380	941
Class R1	523	572	3,380	1,014
Class R2	346	548	3,380	971
Class R3	448	548	3,380	971
Class R4	242	548	3,380	971
Class R5	35	548	3,380	971
Class T	114,003	317,253	7,193	31,268
Class ADV	113,562	22,494	3,380	12,000
Total	$922,503	$1,322,535	$46,695	$75,141

Note 6
Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

Annual report | Rainier Growth Fund	35

Note 7
Fund share transactions

The listing illustrates the number of Fund shares sold, issued in reorganization and repurchased during the years ended March 31, 2009 and March 31, 2008, along with the corresponding dollar value:

	Year ended 3-31-09		Year ended 3-31-08[3]
	Shares	Amount	Shares	Amount

Class A shares

Sold	6,210,376	$113,185,170	8,162,637	$184,327,522
Issued in reorganization (Note 9)	8,911,144	147,037,440	—	—
Repurchased	(7,967,259)	(145,255,772)	(1,925,876)	(41,737,304)
Net increase	7,154,261	$114,966,838	6,236,761	$142,590,218

Class B shares[1]

Sold	148,097	$2,206,960	—	—
Issued in reorganization (Note 9)	2,856,487	47,124,606	—	—
Repurchased	(862,375)	(11,230,633)	—	—
Net increase	2,142,209	$38,100,933	—	—

Class C shares[1]

Sold	196,676	$3,254,397	—	—
Issued in reorganization (Note 9)	1,230,226	20,290,129	—	—
Repurchased	(264,891)	(3,637,512)	—	—
Net increase	1,162,011	$19,907,014	—	—

Class I shares

Sold	6,801,408	$127,402,725	6,853,302	$153,180,863
Issued in reorganization (Note 9)	1,970	32,682	—	—
Distributions reinvested	7,966	105,635
Repurchased	(2,998,479)	(48,120,462)	(399,100)	(8,696,415)
Net increase	3,812,865	$79,420,580	6,454,202	$144,484,448

Class R shares[1]

Sold	4,669	$103,100	—	—
Net increase	4,669	$103,100	—	—

Class R1 shares[1]

Sold	4,604	$102,233	—	—
Net increase	4,604	$102,233	—	—

Class R2 shares[1]

Sold	4,452	$100,000	—	—
Net increase	4,452	$100,000	—	—

Class R3 shares[1]

Sold	4,452	$100,000	—	—
Net increase	4,452	$100,000	—	—

Class R4 shares[1]

Sold	4,452	$100,000	—	—
Net increase	4,452	$100,000	—	—

Class R5 shares[1]

Sold	4,453	$100,000	—	—
Distributions reinvested	3	43	—	—
Net increase	4,456	$100,043	—	—

36	Rainier Growth Fund | Annual report

	Year ended 3-31-09			Year ended 3-31-08[3]
	Shares	Amount	Shares	Amount

Class T shares[2]

Sold	112,632	$1,513,062	—	—
Issued in reorganization (Note 9)	6,099,874	101,174,337	—	—
Repurchased	(647,264)	(8,475,640)	—	—
Net increase	5,565,242	$94,211,759	—	—

Class ADV shares[1]

Sold	4,564,837	$98,385,500	—	—
Repurchased	(3,281,174)	(53,619,319)	—	—
Net increase	1,283,663	$44,766,181	—	—

Class NAV shares[1]

Sold	32,962,295	$648,234,096	—	—
Distributions reinvested	37,620	498,835	—	—
Repurchased	(2,026,860)	(29,847,837)	—	—
Net increase	30,973,055	$618,885,094	—	—

Net increase	52,120,391	$1,010,863,775	12,690,963	$287,074,666

1 Period from 4-28-08 (commencement of operations) to 3-31-09.

2 Period from 10-6-08 (commencement of operations) to 3-31-09.

3 Audited by previous Independent Registered Public Accounting Firm.

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended March 31, 2009, aggregated $1,814,581,007 and $767,951,874, respectively.

Note 9
Reorganization

On April 28, 2008, the Fund acquired substantially all the assets and liabilities of the Predecessor Fund in exchange for the Class A and Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 10,125,800 Class A shares and 6,520,624 Class I shares of the Fund for the net assets of the Predecessor Fund, which amounted to $373,050,833, including $17,793,360 of unrealized appreciation, after the close of business on April 25, 2008. Accounting and performance history of the Original Shares and Institutional Shares of the Predecessor Fund were redesignated as that of the Class A and Class I of the Fund, respectively.

On October 6, 2008, the Fund acquired substantially all of the assets and assumed all of the liabilities of the John Hancock Technology Fund (Technology Fund), the John Hancock Core Equity Fund (Core Equity Fund) and the John Hancock Growth Trends Fund (Growth Trends Fund) (combined the Funds), pursuant to the plan of reorganization approved by the Board of Trustees of the Funds on June 10, 2008 and by the shareholders at a Special Meeting of the Funds on September 24, 2008. The transactions were accounted as tax-free organizations for federal tax purposes.

As a result of the reorganization, Class T (which commenced operations on October 6, 2008) and Class C of the Fund exchanged 6,099,874 and 292,461 shares, respectively, for the net assets of the Technology Fund, which amounted to $105,997,899, including $18,008,075 of unrealized depreciation after the close of business on October 3, 2008.

As a result of the reorganization, Class A, Class B, Class C and Class I of the Fund exchanged 7,465,807, 1,846,973, 421,858 and 1,970 shares, respectively, for the net assets of the Core Equity Fund, which amounted to $160,649,434, including $22,953,327 of unrealized depreciation after the close of business on October 3, 2008.

As a result of the reorganization, Class A, Class B and Class C of the Fund exchanged 1,445,337, 1,009,514 and 515,907 shares, respectively, for the net assets of the Growth Trends Fund, which amounted to $49,011,860, including $4,700,948 of unrealized depreciation after the close of business on October 3, 2008.

Annual report | Rainier Growth Fund	37

Auditors’ report
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Rainier Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Rainier Growth Fund (the “Fund”) at March 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2009 by correspondence with the custodian provides a reasonable basis for our opinion.

The financial highlights and statement of changes in net assets of the Fund for periods ending on or before March 31, 2008 were audited by another independent registered public accounting firm, whose report dated May 20, 2008 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 15, 2009

38	Rainier Growth Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2009.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended March 31, 2009, 100.00% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2009.

Shareholders will be mailed a 2009 U.S. Treasury Department Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

Annual report | Rainier Growth Fund	39

Other information

Unaudited

Change in Independent Registered Public Accountant

On April 28, 2008, the John Hancock Rainier Growth Fund (the Fund) acquired substantially all the assets and liabilities of the Rainier Large Cap Growth Equity Portfolio (the Predecessor Fund) in exchange for Class A and I shares of the Fund. The reorganization was accounted for as a tax-free exchange and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the Predecessor Fund as of the date of the reorganization. For financial reporting purposes, the accounting and performance history of the Predecessor Fund, including the Original and Institutional shares of the Predecessor Fund that were redesignated as Class A and I of the Fund, respectively, are reflected in the Fund’s financial statements and financial highlights.

PricewaterhouseCoopers LLP serves as the Fund’s independent registered public accounting firm. KPMG LLP (KPMG) served as the Predecessor Fund’s independent registered public accounting firm. KPMG’s report on the Predecessor Fund’s financial statements for the fiscal years ended March 31, 2008 and 2007, contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended March 31, 2008 and 2007, there were (i) no disagreements between the Predecessor Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of KPMG would have caused it to make reference to the disagreements in its report on the financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities and Exchange Act of 1934, as amended.

40	Rainier Growth Fund | Annual report

Board Consideration of and
Continuation of Investment Advisory
Agreement and Subadvisory
Agreement: John Hancock
Rainier Growth Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), to meet in person to review and consider the initial approval of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with Rainier Investment Management, Inc. (the Subadviser) for the John Hancock Rainier Growth Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on December 4, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund and

(ii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser.

The Independent Trustees also considered information that was provided in connection with the Trustees’ annual review of the advisory agreements for other funds managed by the Adviser and Subadviser including:

(i) the Adviser’s financial results and condition,

(ii) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(iii) the background and experience of senior management and investment professionals, and

(iv) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser, Subadviser and representatives of the Subadviser that would be responsible for the daily investment activities of the Fund. The Board considered the Adviser’s oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took

Annual report | Rainier Growth Fund	41

into account the administrative and other non-advisory services to be provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser and Subadviser supported approval of the Advisory Agreements.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the average and median fee paid by a group of similar funds selected by the Adviser. The Board noted that the Advisory Agreement Rate was consistent with the average and median advisory fee rate for the similar funds. The Board concluded that the Advisory Agreement Rate was not unreasonable.

The Board also obtained information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was not unreasonable.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at this time

In light of the fact that the Fund had not yet commenced normal operations, the Trustees noted that certain factors, such as investment performance, economies of scale and profitability, that will be relevant when the Trustees consider continuing the Advisory Agreements, were not germane to the initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the Fund will receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreements.

42	Rainier Growth Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2008	50

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2008	50

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham,[2] Born: 1944	2008	50

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director,
Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[2,4] Born: 1952	2008	50

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

Annual report | Rainier Growth Fund	43

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2008	50

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	50

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2008	50

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until
2007).

Steven R. Pruchansky, Born: 1944	2008	50

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo,[4] Born: 1949	2009	50

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2008	268

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

44	Rainier Growth Fund | Annual report

Non-Independent Trustees[3] (continued)
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen,[4] Born: 1955	2009	268

Chief Operating Officer (since 2005)
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, the Adviser, The Berkeley Group,
Manulife Financial Corporation Global Investment Management (U.S.), LLC, John Hancock Investment
Management Services, LLC, John Hancock Funds, LLC, John Hancock Funds, John Hancock Funds
II, John Hancock Funds III and John Hancock Trust (2005–2007); Vice President, Manulife Financial
Corporation (until 2006).

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2008

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Director, Chairman and President, NM Capital Management, Inc. (since
2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive
Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2008

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2008

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

Annual report | Rainier Growth Fund	45

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Michael J. Leary, Born: 1965	2009

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Assistant Treasurer for John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Vice
President and Director of Fund Administration, JP Morgan (2004–2007); Vice President and Senior
Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst & Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2008

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805. The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin and Mr. Russo were appointed by the Board as Trustees on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008. Mr. Vrysen was elected by the shareholders at a special meeting on April 16, 2009.

46	Rainier Growth Fund | Annual report

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham*	Subadviser
Deborah C. Jackson*	Rainier Investment Management, Inc.
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company
*Member of the Audit Committee
†Non-Independent Trustee	Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

Annual report | Rainier Growth Fund	47

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds. com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Rainier Growth Fund.	3340A 3/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	5/09

John Hancock
MUTUAL FUNDS

John Hancock
Leveraged Companies Fund

Annual Report
3.31.09

Discussion of Fund performance

By MFC Global Investment Management (U.S.), LLC

The period from the May 1, 2008 inception of John Hancock Leveraged Companies Fund to March 31, 2009, saw the worst financial crisis since the Great Depression. Economic conditions deteriorated sharply, unemployment reached 8.5%, and consumers and businesses retrenched. In that environment, the Fund’s Class A shares posted total returns of –55.97% at net asset value. That compares with the –56.82% return of the CSFB Leveraged Equity Index and the –33.20% average return of the world allocation funds tracked by Morningstar, Inc.

The Fund’s disappointing absolute and relative results reflect the performance of its airline stake, which make up more than a third of portfolio assets. Airline securities have been hit extremely hard since early 2008. Then, oil prices were surging on their way to $140 a barrel and taking a bite out of industry profits. In response, airlines raised fees, cut costs and reduced capacity, all while oil prices tumbled, ending the fiscal year at just under $50 a barrel. But despite those positive steps, airline traffic fell even faster as a result of the dramatic economic slowdown in late 2008 and early 2009. Add it all up, and airline securities performed very poorly during the reporting period. The key detractors in this space were Delta Air Lines, Inc., U.S. Airways Group, Inc. and United Airlines (UAL Corp.) An exception was our stake in Allegiant Travel Co., which performed well. The parent of low-cost airline Allegiant Air saw travel volumes and profit-per-seat increase as tough economic times had more travelers looking for bargain fares.

The Fund’s performance was hurt further by poor performance from both bond and stock positions in the gaming, media and publishing industries. Some of the key detractors here were Yellow Pages publisher and leading online directory business Idearc, Inc., satellite radio broadcaster Sirius XM Radio, Inc. and gaming companies Isle of Capris Casinos, Inc., Trump Entertainment Resorts, Inc. and Greektown Holdings LLC. These companies all struggled with large debt loads and challenges relating to the economic slowdown.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Leveraged Companies Fund	1

A look at performance

For the period ended March 31, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	5-1-08	—	—	—	—	—	—	—	–58.18

B	5-1-08	—	—	—	—	—	—	—	–58.35

C	5-1-08	—	—	—	—	—	—	—	–56.67

I1	5-1-08	—	—	—	—	—	—	—	–55.85

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until May 1, 2009. The net expenses are as follows: Class A — 1.35%, Class B — 2.05%, Class C — 2.05% and Class I — 0.90%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.53%, Class B — 2.23%, Class C — 2.23% and Class I — 1.08%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above. Since the Fund has less than one year of operation, the expense ratios listed above are estimated.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I prospectus.

2	Leveraged Companies Fund | Annual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Leveraged Companies Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in three separate indexes.

	Period	Without sales	With maximum
Class	beginning	charge	sales charge	Index 1	Index 2	Index 3

B	5-1-08	$4,374	$4,165	$4,318	$5,491	$5,530

C	5-1-08	4,374	4,333	4,318	5,491	5,530

I2	5-1-08	4,415	4,415	4,318	5,491	5,530

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of March 31, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

CSFB Leveraged Equity Index — Index 1 — is an unmanaged market-weighted index designed to represent securities of the investable universe of the U.S. dollar denominated high yield debt market.

Russell 1000 Value Index — Index 2 — is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

Russell Top 200 Value Index — Index 3 — is an unmanaged index which measures the performance of those Russell Top 200 companies with lower price-to-book ratios and lower forecasted growth values.

The two Russell indexes shown are being replaced by the CSFB Leveraged Equity Index as this benchmark more accurately represents the Fund’s investment universe.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors, as described in the Fund’s Class I share prospectus.

Annual report | Leveraged Companies Fund	3

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2008 with the same investment held until March 31, 2009.

	Account value	Ending value	Expenses paid during
	on 10-1-08	on 3-31-09	period ended 3-31-09[1]

Class A	$1,000.00	$531.14	$4.85

Class B	1,000.00	529.56	7.51

Class C	1,000.00	529.59	7.51

Class I	1,000.00	531.97	3.44

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

4	Leveraged Companies Fund | Annual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2008, with the same investment held until March 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 10-1-08	on 3-31-09	period ended 3-31-09[1]

Class A	$1,000.00	$1,018.60	$6.39

Class B	1,000.00	1,015.10	9.90

Class C	1,000.00	1,015.10	9.90

Class I	1,000.00	1,020.40	4.53

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.27%, 1.97%, 1.97% and 0.90% for Class A, Class B, Class C and Class I , respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Annual report | Leveraged Companies Fund	5

Portfolio summary

Top 10 holdings[1]

Delta Air Lines, Inc.	20%	American Pacific Corp.	4%

US Airways Group, Inc.	6%	Sirius XM Radio, Inc., 8-1-13, 13.000%	4%

Cablevision Systems New York Group,		Isle of Capris Casinos, Inc.,
Class A	6%	3-1-14, 7.000%	4%

UAL Corp., 6-30-21, 4.500%	5%	CIT Group, Inc., 7.750%	3%

U.S. Bancorp., Ser D, 7.875%	4%	UAL Corp.	3%

Sector distribution[2,3]

Industrials	42%	Financials	19%

Consumer discretionary	32%	Short term investments & other	7%

1 As a percentage of net assets on March 31, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on March 31, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Leveraged Companies Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 3-31-09

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 23.09%					$101,545
(Cost $308,809)

Auto Parts & Equipment 5.13%					22,575

Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000%	11-01-15	CCC+	$10	4,750

Exide Technologies,
Sr Sec Note Ser B	10.500	03-15-13	B–	10	5,800

Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11-15-14	CCC	65	12,025

Broadcasting & Cable TV 3.94%					17,331

Canadian Satellite Radio Holdings, Inc.,
Sr Note (G)	12.750	02-15-14	CCC+	5	969

Charter Communications Holdings
I, LLC,
Gtd Sr Note (H)	9.920	04-01-14	D	40	350

Sirius XM Radio, Inc.,
Gtd Sr Note (S)	13.000	08-01-13	CC	35	16,012

Casinos & Gaming 6.22%					27,335

Fontainebleau Las Vegas,
Note (S)	10.250	06-15-15	CC	100	3,000

Greektown Holdings, LLC,
Sr Note (G)(H)(S)	10.750	12-01-13	D	52	2,600

Isle of Capris Casinos, Inc.,
Gtd Sr Sub Note	7.000	03-01-14	CCC+	27	15,930

Majestic Star Casino LLC,
Gtd Sr Sec Note (H)	9.500	10-15-10	D	5	1,325

MTR Gaming Group, Inc.,
Gtd Sr Sub Note Ser B	9.000	06-01-12	CCC	6	2,880

Trump Entertainment Resorts, Inc.,
Gtd Sr Sec Note (H)	8.500	06-01-15	D	20	1,600

Diversified Financial Services 1.02%					4,499

JPMorgan Chase & Co.,
Jr Sub Note Ser 1 (7.900% to 4-30-18
then variable)	7.900	04-30-49	BBB+	7	4,499

Electric Utilities 2.27%					10,000

Texas Competitive Electric Holdings
Co. LLC,
Gtd Sr Note Ser A	10.250	11-01-15	CCC	20	10,000

See notes to financial statements

Annual report | Leveraged Companies Fund	7

F I N A N C I A L  S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Insurance Brokers 0.71%					$3,100

MBIA Insurance Corp.,
Note (14.000% to 1-31-13 then
variable) (S)	14.000%	01-15-33	BBB–	$10	3,100

Mortgage REIT’s 0.86%					3,770

iStar Financial, Inc.,
Sr Note Ser 1	5.875	03-15-16	BB	13	3,770

Paper Packaging 0.14%					631

Smurfit-Stone Container Corp.,
Sr Note (H)	8.375	07-01-12	D	5	631

Publishing 1.78%					7,804

Idearc, Inc.,
Gtd Sr Note (H)	8.000	11-15-16	D	115	3,019

R.H. Donnelley Corp.,
Sr Note	8.875	10-15-17	CCC–	87	4,785

Wireless Telecommunication Services 1.02%					4,500

Sprint Capital Corp.,
Gtd Sr Note	8.375	03-15-12	BB	5	4,500

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Convertible Bonds 5.68%					$24,979

(Cost $41,554)

Airlines 5.68%					24,979

Pinnacle Airlines Corp.,
Conv Sr Note	3.250%	02-15-25	B–	$7	4,975

UAL Corp.,
Gtd Conv Sr Sub Note	4.500	06-30-21	CCC	57	20,004

Issuer				Shares	Value

Common stocks 62.21%					$273,531

(Cost $562,611)

Aerospace & Defense 0.90%					3,950

AAR Corp. (I)				315	3,950

Air Freight & Logistics 0.25%					1,112

Fedex Corp.				25	1,112

Airlines 34.40%					151,273

Allegiant Travel Co. (I) (L)				250	11,365

Delta Air Lines, Inc. (I)				15,843	89,196

Pinnacle Airlines Corp. (I)				6,100	8,479

UAL Corp. (I)				3,215	14,403

US Airways Group, Inc. (I)				11,000	27,830

Auto Parts & Equipment 1.55%					6,801

Federal Mogul Corp. (I)				800	5,344

Tenneco, Inc. (I)				894	1,457

Automobile Manufacturers 1.20%					5,260

Ford Motor Co. (I)				2,000	5,260

See notes to financial statements

8	Leveraged Companies Fund | Annual report

F I N A N C I A L   S T A T E M E N T S

Issuer		Shares	Value
Broadcasting & Cable TV 3.18%			$13,971

Canadian Satellite Radio Holdings, Inc., (Class A) (I)		5,900	1,404

Sirius XM Radio, Inc. (I)		35,906	12,567

Cable & Satellite 6.90%			30,354

Cablevision Systems New York Group, (Class A)		1,995	25,815

Time Warner Cable, Inc.		183	4,539

Casinos & Gaming 2.11%			9,290

Isle Of Capri Casinos, Inc. (I)		1,450	7,670

MTR Gaming Group, Inc. (I)		1,800	1,620

Drug Retail 2.74%			12,064

CVS Caremark Corp.		165	4,536

Walgreen Co.		290	7,528

Environmental & Facilities Services 1.37%			6,020

Republic Services, Inc.		351	6,020

Investment Banking & Brokerage 0.85%			3,711

Goldman Sachs Group, Inc.		35	3,711

Multi-Line Insurance 0.23%			1,000

American International Group, Inc.		1,000	1,000

Oil & Gas Exploration & Production 0.59%			2,584

Dominion Petroleum, Ltd., GDR (I)		33,000	2,584

Specialty Chemicals 5.19%			22,814

American Pacific Corp. (I)		3,340	17,301

Rhodia SA		1,500	5,513

Systems Software 0.54%			2,388

Microsoft Corp.		130	2,388

Tires & Rubber 0.21%			939

Goodyear Tire & Rubber Co. (I)		150	939

Issuer		Shares	Value

Investment Companies 1.57%			$6,905

(Cost $6,142)
Diversified Financial Services 1.57%			6,905

ProShares Ultra S&P500		350	6,905

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred stocks 12.82%			$56,375

(Cost $97,993)
Diversified Banks 4.06%			17,870

US Bancorp., Ser D , 7.875%	A	945	17,870

Diversified Financial Services 1.17%			5,151

Bank of America Corp., 8.200%	BB–	470	5,151

See notes to financial statements

Annual report | Leveraged Companies Fund	9

F I N A N C I A L  S T A T E M E N T S

	Credit
Issuer, description	rating (A)	Shares	Value
Mortgage REIT’s 4.29%			$18,840

iStar Financial, Inc., Ser E , 7.875%	B–	400	1,940

iStar Financial, Inc., Ser F , 7.800%	B–	2,550	12,087

iStar Financial, Inc., Ser G , 7.650%	Caa1	375	1,725

iStar Financial, Inc., Ser I , 7.500%	B–	650	3,088

Specialized Finance 3.30%			14,514

CIT Group, Inc., 7.750%	BB–	2,950	14,514

	Interest
Issuer	rate	Shares	Value

Short-term investments 2.05%			$9,000

(Cost $9,000)

Cash Equivalents 2.05%			9,000

John Hancock Cash Investment Trust (T) (W)	0.7795% (Y)	9,000	9,000

Total investments (Cost $1,026,109)† 107.42%			$472,335

Other assets and liabilities, net (7.42%)			($32,631)

Total net assets 100.00%			$439,704

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

GDR Global Depositary Receipt

Gtd Guaranteed

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s rating are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC. Unaudited.

(H) Non-income-producing issuer filed for protection under the federal bankruptcy code or is in default of interest payment.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of March 31, 2009.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(Y) Represents current yield as of March 31, 2009.

† At March 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,026,109. Net unrealized depreciation aggregated $553,774, of which $19,911 related to appreciated investment securities and $573,685 related to depreciated investment securities.

Open forward foreign currency contracts as of March 31, 2009, were as follows:

	PRINCIPAL AMOUNT	SETTLEMENT	UNREALIZED
CURRENCY	COVERED BY CONTRACT	DATE	APPRECIATION

Sells

Euro	27,269	6/30/2009	$548

See notes to financial statements

10	Leveraged Companies Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $1,017,109) including
$9,092 of securities loaned (Note 2)	$463,335
Investments in affiliated issuers, at value (Cost $9,000) (Note 2)	9,000

Total investments, at value (Cost $1,026,109)	472,335
Cash	2,785
Receivable for forward foreign currency exchange contracts (Note 3)	548
Dividends and interest receivable	15,045
Receivable from affiliates	39
Receivable due from adviser	20,856
Other assets	12

Total assets	511,620

Liabilities

Payable for investments purchased	2,177
Payable upon return of securities loaned (Note 2)	9,000
Payable to affiliates
Fund administration fees	10
Accrued expenses	60,729

Total liabilities	71,916

Net assets

Capital paid-in	$1,028,163
Undistributed net investment income	6,674
Accumulated net realized loss on investments and foreign currency transactions	(41,907)
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	(553,226)

Net assets	$439,704

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($110,235 ÷ 26,282 shares)	$4.19
Class B ($109,483 ÷ 26,099 shares)[1]	$4.19
Class C ($109,479 ÷ 26,100 shares)[1]	$4.19
Class I ($110,507 ÷ 26,345 shares)	$4.19

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$4.41

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Leveraged Companies Fund	11

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 3-31-091

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$34,688
Dividends	6,611
Securities lending	455
Income from affiliated issuers	18
Less foreign taxes withheld	(45)

Total investment income	41,727

Expenses

Investment management fees (Note 6)	5,258
Distribution and service fees (Note 6)	4,025
Printing and postage fees (Note 6)	134
Professional fees	56,670
Custodian fees	12,783
Registration and filing fees	20,360
Fund administration fees (Note 6)	83
Trustees’ fees (Note 7)	43
Miscellaneous	18

Total expenses	99,374
Less expense reductions (Note 6)	(88,990)

Net expenses	10,384

Net investment income	31,343

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(40,598)
Foreign currency transactions	2,085
(38,513)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(553,774)
Translation of assets and liabilities in foreign currencies	548
(553,226)
Net realized and unrealized loss	(591,739)

Decrease in net assets from operations	($560,396)

1 Period from 5-1-08 (commencement of operations) to 3-31-09.

See notes to financial statements

12	Leveraged Companies Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

Period
ended
3-31-09[1]

Increase (decrease) in net assets

From operations
Net investment income	$31,343
Net realized loss	(38,513)
Change in net unrealized appreciation (depreciation)	(553,226)

Decrease in net assets resulting from operations	(560,396)
Distributions to shareholders
From net investment income
Class A	(7,762)
Class B	(6,724)
Class C	(6,724)
Class I	(8,202)

Total distributions	(29,412)

From Fund share transactions (Note 8)	1,029,512

Total increase	439,704

Net assets

Beginning of period	—

End of period	$439,704
Undistributed net investment income	$6,674

1 Period from 5-1-08 (commencement of operations) to 3-31-09.

See notes to financial statements

Annual report | Leveraged Companies Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.33
Net realized and unrealized loss on investments	(5.83)
Total from investment operations	(5.50)
Less distributions
From net investment income	(0.31)
Net asset value, end of period	$4.19
Total return (%)[3,4,5]	(55.97)

Ratios and supplemental data

Net assets, end of period (thousands)	$110
Ratios (as a percentage of average net assets):
Expenses before reductions	13.91[6]
Expenses net of fee waivers	1.21[6]
Expenses net of all fee waivers and credits	1.21[6]
Net investment income	4.87[6]
Portfolio turnover (%)	18

[1] Class A shares began operations on 5-1-08.

[2] Based on the average of the shares outstanding.

[3] Assumes dividend reinvestment and does not reflect the effect of sales charges.

[4] Total returns would have been lower had certain expenses not been reduced during the period shown.

[5] Not annualized.

[6] Annualized.

CLASS B SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.28
Net realized and unrealized loss on investments	(5.82)
Total from investment operations	(5.54)
Less distributions
From net investment income	(0.27)
Net asset value, end of period	$4.19
Total return (%)[3,4,5]	(56.26)

Ratios and supplemental data

Net assets, end of period (thousands)	$109
Ratios (as a percentage of average net assets):
Expenses before reductions	14.58[6]
Expenses net of fee waivers	1.91[6]
Expenses net of all fee waivers and credits	1.91[6]
Net investment income	4.16[6]
Portfolio turnover (%)	18

1 Class B shares began operations on 5-1-08.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

14	Leveraged Companies Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS C SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.28
Net realized and unrealized loss on investments	(5.82)
Total from investment operations	(5.54)
Less distributions
From net investment income	(0.27)
Net asset value, end of period	$4.19
Total return (%)[3,4,5]	(56.26)

Ratios and supplemental data

Net assets, end of period (thousands)	$109
Ratios (as a percentage of average net assets):
Expenses before reductions	14.59[6]
Expenses net of fee waivers	1.91[6]
Expenses net of all fee waivers and credits	1.91[6]
Net investment income	4.16[6]
Portfolio turnover (%)	18

1 Class C shares began operations on 5-1-08.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

CLASS I SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment income[2]	0.35
Net realized and unrealized loss on investments	(5.83)
Total from investment operations	(5.48)
Less distributions
From net investment income	(0.33)
Net asset value, end of period	$4.19
Total return (%)[3,4,5]	(55.85)

Ratios and supplemental data

Net assets, end of period (thousands)	$111
Ratios (as a percentage of average net assets):
Expenses before reductions	13.62[6]
Expenses net of fee waivers	0.90[6]
Expenses net of all fee waivers and credits	0.90[6]
Net investment income	5.18[6]
Portfolio turnover (%)	18

1 Class I shares began operations on 5-1-08.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment and does not reflect the effect of sales charges.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

Annual report | Leveraged Companies Fund	15

Notes to financial statements

Note 1
Organization

John Hancock Leveraged Companies Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek capital appreciation.

John Hancock Life Insurance Company (U.S.A.) (John Hancock USA) is an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (JHIMS) (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other affiliates of John Hancock USA owned all the shares of beneficial interest of the Fund on March 31, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair

16	Leveraged Companies Fund | Annual report

valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. John Hancock Cash Investment Trust (JHCIT), an affiliate of the Adviser, is valued at its net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$337,715	—

Level 2 — Other Significant Observable Inputs	134,620	$548

Level 3 — Significant Unobservable Inputs	—	—
Total	$472,335	$548

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates and swap prices.

Annual report | Leveraged Companies Fund	17

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Real estate investment trusts

The Fund periodically recharacterizes distributions received from a Real Estate Investment Trust (REIT) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Securities lending

The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/ or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Foreign currency translation

The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with

18	Leveraged Companies Fund | Annual report

net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Line of credit

The Fund has entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05%, per annum. For the period ended March 31, 2009, there were no borrowings under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Net capital losses of $41,907 that are attributed to security transactions incurred after October 31, 2008 are treated as arising on April 1, 2009, the first day of the Fund’s next taxable year.

As of March 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the period ended March 31, 2009, the tax character of distributions paid was as follows: ordinary income $29,412. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of March 31, 2009, the components of distributable earnings on a tax basis included $11,024 of undistributed ordinary income.

Annual report | Leveraged Companies Fund	19

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to foreign currency transactions, distribution reclassifications and non-deductible 12b-1 fees.

New accounting pronouncements

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. As of March 31, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

Note 3
Financial instruments

Forward foreign currency contracts

The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Note 4
Risk and uncertainties

Concentration risk

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Derivatives and counterparty risk

The use of derivative instruments may involve risk different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If

20	Leveraged Companies Fund | Annual report

the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations of that, in the event of default, the fund will succeed in enforcing them.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

Highly leveraged company risk

Securities of highly leveraged companies tend to be more sensitive to issuer, political, market, and economic developments than the markets as a whole and the securities of other types of companies. A decrease in the credit quality of a highly leveraged company can lead to a significant decrease in the value of the company’s securities. In the event of liquidation or bankruptcy, a company’s creditors take precedence over the company’s stockholders. Highly leveraged companies can have limited access to additional capital.

Note 5
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 6
Investment advisory and
other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $500,000,000 of the Fund’s daily net assets; (b) 0.725% of the next $500,000,000 of the Fund’s daily net assets; (c) 0.70% of the next $1,000,000,000 of the Fund’s daily net assets. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.) LLC, an indirectly owned subsidiary of Manulife and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended March 31, 2009, were equivalent to an annual effective rate of 0.75% of the Fund’s average daily net assets.

Annual report | Leveraged Companies Fund	21

The Adviser has voluntarily agreed to reimburse certain Fund level expenses in the amount of $88,976 for the period ended March 31, 2009.

The Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed annualized average net assets as follows: 1.35% for Class A shares, 2.05% for Class B, 2.05% for Class C and 0.90% for Class I. Accordingly, the expense reductions or reimbursements related to this agreement were $0, $0, $0 and $14 for Class A, Class B, Class C and Class I, respectively for the period ended March 31, 2009. The expense reimbursements and limits will continue in effect until May 1, 2009 and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the period ended March 31, 2009, were $83 with an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00% and 1.00% of average daily net asset value of Class A, Class B and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. Class A shares are assessed upfront sales charges of up to 5.00% of net asset value of such shares. During the period ended March 31, 2009, there were no net upfront sales charges received by the Distributor with regard to sales of Class A shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended March 31, 2009 there were no CDSCs received by the Distributor for Class B shares and for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for Classes A, B and C, and 0.04% for Class I, based on each class’s average daily net assets. From April 30, 2008 to May 31, 2008, Class I paid a monthly transfer agent fee at a total annual rate of 0.05% of its average daily net assets.

• The Fund pays a monthly fee which is based on an annual rate of $16.50 for each shareholder account.

22	Leveraged Companies Fund | Annual report

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

In addition, Signature Services had agreed to contractually limit the transfer agent fees to 0.20% through December 31, 2008. There were no fee reductions related to this plan for the period ended March 31, 2009.

Class level expenses for the period ended March 31, 2009, were as follows:

	Distribution
	and service	Printing and
Share class	fees	postage fees

Class A	$525	$34
Class B	1,750	34
Class C	1,750	33
Class I	—	33
Total	$4,025	$134

For the period ended March 31, 2009, there were no transfer agent fees or state registration fees.

Note 7
Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

Note 8
Fund share transactions

The listing illustrates the number of Fund shares sold and reinvested during the period ended March 31, 2009, along with the corresponding dollar value:

	Period ended 3-31-09[1]
	Shares	Amount
Class A shares

Sold	25,010	$250,100
Distributions reinvested	1,272	7,762
Net increase	26,282	$257,862

Class B shares

Sold	25,000	$250,000
Distributions reinvested	1,099	6,724
Net increase	26,099	$256,724

Class C shares

Sold	25,000	$250,000
Distributions reinvested	1,100	6,724
Net increase	26,100	$256,724

Class I shares

Sold	25,000	$250,000
Distributions reinvested	1,345	8,202
Net increase	26,345	$258,202

Net increase	104,826	$1,029,512

[1]Period from 5-1-08 (commencement of operations) to 3-31-09.

Note 9
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended March 31, 2009, aggregated $1,168,827 and $110,689, respectively.

Annual report | Leveraged Companies Fund	23

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock
Leveraged Companies Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Leveraged Companies Fund (the “Fund”) at March 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for the period May 1, 2008 (commencement of operations) through March 31, 2009, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 15, 2009

24	Leveraged Companies Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2009.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended March 31, 2009, 23.30% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2009.

Shareholders will be mailed a 2009 U.S. Treasury Department Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

Annual report | Leveraged Companies Fund	25

Board Consideration of and
Continuation of Investment
Advisory Agreement and Sub-
Advisory Agreement: John Hancock
Leveraged Companies Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), to meet in person to review and consider the initial approval of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.), LLC (the Subadviser) for the John Hancock Leveraged Companies Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on December 4, 2007, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund and

(ii) the advisory fees of comparable portfolios of other clients of the Adviser and the Subadviser.

The Independent Trustees also considered information that was provided in connection with the Trustees’ annual review of the advisory agreements for other funds managed by the Adviser and Subadviser including:

(i) the Adviser’s financial results and condition,

(ii) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(iii) the background and experience of senior management and investment professionals, and

(iv) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates, including the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser, Subadviser and representatives of the Subadviser that would be responsible for the daily investment activities of the Fund. The Board considered the Adviser’s oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser

26	Leveraged Companies Fund | Annual report

and Subadviser. In addition, the Board took into account the administrative and other non-advisory services to be provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser and Subadviser supported approval of the Advisory Agreements.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information comparing the Advisory Agreement Rate with the average fee paid by a group of similar funds selected by the Adviser. The Board noted that the Advisory Agreement Rate was consistent with the average advisory fee rate for the similar funds. The Board concluded that the Advisory Agreement Rate was not unreasonable.

The Board also obtained information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was not unreasonable.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates, including the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at this time

In light of the fact that the Fund had not yet commenced normal operations, the Trustees noted that certain factors, such as investment performance, economies of scale and profit-ability, that will be relevant when the Trustees consider continuing the Advisory Agreements, were not germane to the initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the Fund will receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreements.

Annual report | Leveraged Companies Fund	27

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2008	50

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2008	50

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham,[2] Born: 1944	2008	50

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director,
Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[2,4] Born: 1952	2008	50

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

28	Leveraged Companies Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2008	50

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	50

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2008	50

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until
2007).

Steven R. Pruchansky, Born: 1944	2008	50

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo,[4] Born: 1949	2009	50

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2008	268

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

Annual report | Leveraged Companies Fund	29

Non-Independent Trustees[3] (continued)
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen,[4] Born: 1955	2009	268

Chief Operating Officer (since 2005)
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, the Adviser, The Berkeley Group,
Manulife Financial Corporation Global Investment Management (U.S.), LLC, John Hancock Investment
Management Services, LLC, John Hancock Funds, LLC, John Hancock Funds, John Hancock Funds
II, John Hancock Funds III and John Hancock Trust (2005–2007); Vice President, Manulife Financial
Corporation (until 2006).

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2008

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Director, Chairman and President, NM Capital Management, Inc. (since
2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive
Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2008

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2008

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

30	Leveraged Companies Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Michael J. Leary, Born: 1965	2009
Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Assistant Treasurer for John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Vice
President and Director of Fund Administration, JP Morgan (2004–2007); Vice President and Senior
Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst & Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2008
Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin and Mr. Russo were appointed by the Board as Trustees on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008. Mr. Vrysen was elected by the shareholders at a special meeting on April 16, 2009.

Annual report | Leveraged Companies Fund	31

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham*	Subadviser
Deborah C. Jackson*	MFC Global Investment
Charles L. Ladner	Management (U.S.), LLC
Stanley Martin*
Dr. John A. Moore	Principal distributor
Steven R. Pruchansky	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
*Member of the Audit Committee	State Street Bank and Trust Company
†Non-Independent Trustee
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
K&L Gates LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer	Independent registered
public accounting firm
Francis V. Knox, Jr.	PricewaterhouseCoopers LLP
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

32	Leveraged Companies Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Leveraged Companies Fund.	3360A 3/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	5/09

MUTUAL FUNDS

John Hancock
Small Cap Opportunities Fund

Annual Report
3.31.09

A look at performance

For the period ended March 31, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)

	Inception				Since				Since
Class	date	1-year	5-year	10-year	inception	1-year	5-year	10-year	inception

A	1-2-09	—	—	—	—	—	—	—	–10.83

B	1-2-09	—	—	—	—	—	—	—	–10.89

C	1-2-09	—	—	—	—	—	—	—	–7.14

I1	1-2-09	—	—	—	—	—	—	—	–5.90

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until June 1, 2009. The net expenses are as follows: Class A — 1.65%, Class B — 2.35%, Class C — 2.35% and Class I — 1.10%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 4.38%, Class B — 5.08%, Class C — 5.08% and Class I — 3.83%. The Fund’s annual operating expenses will likely vary throughout the year and from year to year. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above. Since the Fund has less than one year of operation, the expense ratios listed above are estimated.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I prospectus.

Annual report | Small Cap Opportunities Fund	1

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Small Cap Opportunities Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 2000 Growth Index.

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index

B	1-2-09	$9,380	$8,911	$9,026

C	1-2-09	9,380	9,286	9,026

I2	1-2-09	9,410	9,410	9,026

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of March 31, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Growth Index is an unmanaged index which measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 For certain types of investors, as described in the Fund’s Class I share prospectus.

2	Small Cap Opportunities Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on January 2, 2009, with the same investment held until March 31, 2009.

	Account value	Ending value	Expenses paid during
	on 1-2-09	on 3-31-09	period ended 3-31-09

Class A	$1,000.00	$939.00	$3.90

Class B	1,000.00	938.00	5.55

Class C	1,000.00	938.00	5.55

Class I	1,000.00	941.00	2.60

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Small Cap Opportunities Fund	3

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2008, with the same investment held until March 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 10-1-08	on 3-31-09	period ended 3-31-09[1]

Class A	$1,000.00	$1,016.70	$8.30

Class B	1,000.00	1,013.20	11.80

Class C	1,000.00	1,013.20	11.80

Class I	1,000.00	1,019.40	5.54

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.65%, 2.35%, 2.35% and 1.10% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

4	Small Cap Opportunities Fund | Annual report

Portfolio summary

Top 10 holdings[1]

InterOil Corp.	5.1%	Greenhill & Company, Inc.	2.4%

VistaPrint Ltd.	3.1%	Concur Technologies, Inc.	2.2%

Allegiant Travel Co.	3.1%	NuVasive, Inc.	2.1%

Constant Contact, Inc.	2.7%	ResMed, Inc.	2.0%

Imax Corp.	2.5%	Sequenom, Inc.	2.0%

Sector distribution[2,3]

Health care	27%	Financials	9%

Information technology	23%	Energy	8%

Consumer discretionary	14%	Materials	4%

Industrials	13%	Consumer staples	2%

1 As a percentage of net assets on March 31, 2009. Excludes cash and cash equivalents.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on March 31, 2009.

Annual report | Small Cap Opportunities Fund	5

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 3-31-09

Issuer	Shares	Value

Common stocks 100.44%		$1,885,898

(Cost $1,960,417)

Aerospace & Defense 1.11%		20,754

Aerovironment, Inc.	993	20,754

Air Freight & Logistics 1.09%		20,417

HUB Group, Inc. (I)	1,201	20,417

Airlines 4.09%		76,856

Allegiant Travel Co.	1,287	58,507

Copa Holdings SA (Class A)	640	18,349

Apparel Retail 1.08%		20,224

DSW, Inc. (Class A)	2,177	20,224

Apparel, Accessories & Luxury Goods 0.59%		11,025

Under Armour, Inc. (Class A)	671	11,025

Application Software 5.12%		96,110

Concur Technologies, Inc. (I)	2,154	41,335

Monotype Imaging Holdings, Inc.	3,912	14,631

Tyler Technologies, Inc.	710	10,388

Ultimate Software Group, Inc.	1,724	29,756

Asset Management & Custody Banks 1.76%		33,132

Eaton Vance Corp. (I)	1,450	33,132

Automotive Retail 1.36%		25,603

Carmax, Inc. (I)	226	2,811

O’Reilly Automotive, Inc. (I)	651	22,792

Biotechnology 5.38%		100,984

Alexion Pharmaceuticals, Inc.	251	9,453

Biomarin Pharmaceutical, Inc.	2,093	25,849

Isis Pharmaceuticals, Inc. (I)	1,046	15,700

Onyx Pharmaceuticals, Inc.	658	18,786

OSI Pharmaceuticals, Inc.	539	20,622

United Therapeutics Corp.	160	10,574

Casinos & Gaming 3.64%		68,266

Bally Technologies, Inc.	1,826	33,635

Penn National Gaming, Inc.	1,434	34,631

Coal & Consumable Fuels 0.92%		17,175

Walter Industries, Inc. (I)	751	17,175

Communications Equipment 1.65%		30,963

Comtech Telecommunications Corp. (I)	1,250	30,963

See notes to financial statements

6	Small Cap Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Construction & Farm Machinery & Heavy Trucks 1.59%		$29,822

Force Protection, Inc. (I)	6,213	29,822

Construction Materials 0.55%		10,258

Eagle Materials, Inc. (I)	423	10,258

Data Processing & Outsourced Services 1.54%		28,967

Euronet Worldwide, Inc.	2,218	28,967

Education Services 1.13%		21,156

American Public Education, Inc.	503	21,156

Fertilizers & Agricultural Chemicals 0.83%		15,609

Intrepid Potash, Inc. (I)	846	15,609

Gold 1.20%		22,556

Eldorado Gold Corp. (I)	1,066	9,594

IAMGOLD Corp. (I)	1,516	12,962

Health Care Equipment 11.40%		214,085

Conceptus, Inc.	1,579	18,553

Electro-Optical Sciences, Inc.	4,449	19,353

Micrus Endovascular Corp. (I)	2,938	17,540

NuVasive, Inc. (I)	1,268	39,790

ResMed, Inc. (I)	1,081	38,203

SenoRx, Inc. (I)	3,631	12,563

Somanetics Corp.	1,234	18,732

SonoSite, Inc.	950	16,986

Spectranetics Corp. (I)	841	2,128

Thoratec Corp. (I)	1,177	30,237

Health Care Supplies 1.77%		33,288

Align Technology, Inc.	2,455	19,468

RTI Biologics, Inc. (I)	4,849	13,820

Health Care Technology 2.21%		41,519

Allscripts Healthcare Solutions, Inc.	1,870	19,242

Athenahealth, Inc.	481	11,597

Phase Forward, Inc. (I)	835	10,680

Home Entertainment Software 0.51%		9,566

Shanda Interactive Entertainment Ltd., SADR (I)	242	9,566

Household Appliances 1.57%		29,442

iRobot Corp.	3,874	29,442

Industrial Machinery 0.58%		10,875

Flow International Corp.	6,713	10,875

Integrated Oil & Gas 5.14%		96,488

InterOil Corp. (I)	3,446	96,488

Internet Software & Services 7.29%		136,957

Constant Contact, Inc.	3,544	49,580

Netease.com, Inc., ADR (I)	268	7,196

Omniture, Inc.	612	8,072

The Knot, Inc. (I)	848	6,954

VistaPrint Ltd.	2,140	58,829

Vocus, Inc. (I)	476	6,326

See notes to financial statements

Annual report | Small Cap Opportunities Fund	7

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Investment Banking & Brokerage 2.42%		$45,492

Greenhill & Company, Inc. (I)	616	45,492

Life Sciences Tools & Services 4.60%		86,436

AMAG Pharmaceuticals, Inc.	979	35,998

Exelixis, Inc.	2,810	12,926

Sequenom, Inc. (I)	2,638	37,512

Movies & Entertainment 2.46%		46,216

Imax Corp.	10,723	46,216

Oil & Gas Exploration & Production 1.50%		28,121

Comstock Resources, Inc.	697	20,771

Rex Energy Corp.	2,561	7,350

Packaged Foods & Meats 1.89%		35,410

Green Mountain Coffee Roasters, Inc.	309	14,832

Smart Balance, Inc. (I)	3,407	20,578

Pharmaceuticals 2.10%		39,461

Inspire Pharmaceuticals, Inc. (I)	5,668	23,012

Matrixx Initiatives, Inc. (I)	1,003	16,449

Property & Casualty Insurance 1.56%		29,240

Markel Corp. (I)	103	29,240

Railroads 1.14%		21,420

Genesee & Wyoming, Inc. (Class A) (I)	1,008	21,420

Regional Banks 5.42%		101,838

FTI Consulting, Inc.	643	31,816

Glacier Bancorp, Inc.	1,051	16,511

Iberianbank Corp.	597	27,426

Signature Bank (I)	924	26,085

Restaurants 1.33%		25,011

Red Robin Gourmet Burgers, Inc. (I)	330	5,818

Texas Roadhouse, Inc. (Class A)	2,014	19,193

Security & Alarm Services 0.87%		16,371

Corrections Corp. of America	1,278	16,371

Semiconductor Equipment 1.02%		19,082

Varian Semiconductor Equipment Associates, Inc.	881	19,082

Semiconductors 4.08%		76,641

Atheros Communications, Inc.	1,580	23,163

Cavium Networks, Inc.	1,448	16,710

Netlogic Microsystems, Inc.	1,338	36,768

Specialty Stores 0.57%		10,744

Hibbett Sports, Inc. (I)	559	10,744

Steel 1.76%		33,058

Commercial Metals Co. (I)	1,578	18,226

Labrador Iron Ore Royalty (I)	685	14,832

Systems Software 1.50%		28,184

NetSuite, Inc. (I)	2,503	28,184

See notes to financial statements

8	Small Cap Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value

Trading Companies & Distributors 1.12%		$21,076

Beacon Roofing Supply, Inc.	1,574	21,076

Total investments (Cost $1,960,417)† 100.44%		$1,885,898

Other assets and liabilities, net (0.44%)		($8,205)

Total net assets 100.00%		$1,877,693

† At March 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $1,965,059. Net unrealized depreciation aggregated $79,161, of which $154,348 related to appreciated investment securities and $233,509 related to depreciated investment securities.

(I) Non-income producing security.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

Written options for the period ended March 31, 2009 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	—	—

Options written	26	$1,144

Options closed	(13)	(670)

Options exercised	—	—

Options expired	—	—
Outstanding, end of period	13	$474

Summary of written options outstanding on March 31, 2009:

NAME	NUMBER OF	EXERCISE	EXPIRATION
OF ISSUER	CONTRACTS	PRICE	DATE	VALUE

CALLS

IAMGOLD Corp.	13	$10.00	Jun 2009	($910)

See notes to financial statements

Annual report | Small Cap Opportunities Fund	9

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $1,960,417)	$1,885,898
Cash	41,869
Receivable for investments sold	5,580
Dividends receivable	477
Receivable due from adviser	19,742
Receivable from affiliates	42

Total assets	1,953,608

Liabilities

Payable for investments purchased	27,540
Payable for options written, at value (Premiums received $474)	910
Payable to affiliates
Fund administration fees	77
Accrued expenses	47,388

Total liabilities	75,915

Net assets

Capital paid-in	$1,992,703
Undistributed net investment loss	(7)
Accumulated net realized gain (loss) on investments, options written and
foreign currency transactions	(40,044)
Net unrealized depreciation on investments, options written and translation
of assets and liabilities in foreign currencies	(74,959)

Net assets	$1,877,693

See notes to financial statements

10	Small Cap Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

The Fund has an unlimited number of shares authorized with no par value.
Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A ($469,665 ÷ 50,000 shares)	$9.39
Class B ($468,868 ÷ 50,000 shares)[1]	$9.38
Class C ($468,867 ÷ 50,000 shares)[1]	$9.38
Class I ($470,293 ÷ 50,000 shares)	$9.41

Maximum public offering price per share

Class A2 (net asset value per share ÷ 95%)	$9.88

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

Annual report | Small Cap Opportunities Fund	11

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 3-31-091

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$998
Interest	53
Less foreign taxes withheld	(41)

Total investment income	1,010

Expenses

Investment management fees (Note 6)	3,998
Distribution and service fees (Note 6)	2,553
Printing and postage fees (Note 6)	352
Professional fees	43,445
Custodian fees	2,893
Registration fees	2,468
Fund administration fees (Note 6)	77
Trustees’ fees (Note 7)	129
Miscellaneous	117

Total expenses	56,032
Less expense reductions (Note 6)	(47,760)

Net expenses	8,272

Net investment loss	(7,262)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	(40,459)
Options	415
Foreign currency transactions	(42)
(40,086)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(74,519)
Options	(436)
Translation of assets and liabilities in foreign currencies	(4)
(74,959)
Net realized and unrealized loss	(115,045)

Decrease in net assets from operations	($122,307)

1 Period from 1-2-09 (commencement of operations) to 3-31-09.

See notes to financial statements

12	Small Cap Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Fund’s net assets has changed since inception. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

Period
ended
3-31-09[1]

Increase (decrease) in net assets

From operations
Net investment loss	($7,262)
Net realized loss	(40,086)
Change in net unrealized appreciation (depreciation)	(74,959)

Decrease in net assets resulting from operations	(122,307)

From Fund share transactions (Note 7)	2,000,000

Total increase	1,877,693

Net assets

Beginning of period	—

End of period	$1,877,693

Undistributed net investment loss	($7)

1 Period from 1-2-09 (commencement of operations) to 3-31-09.

See notes to financial statements

Annual report | Small Cap Opportunities Fund	13

F I N A N C I A L  S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since inception.

CLASS A SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.03)
Net realized and unrealized loss on investments	(0.58)
Total from investment operations	(0.61)
Net asset value, end of period	$9.39
Total return (%)	(6.10)[3,4,5]

Ratios and supplemental data

Net assets, end of period (thousands)	$470
Ratios (as a percentage of average net assets):
Expenses before reductions	12.34[6]
Expenses net of fee waivers	1.65[6]
Expenses net of all fee waivers and credits	1.65[6]
Net investment loss	(1.42)[6]
Portfolio turnover (%)	27

1 Class A shares began operations on 1-2-09.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

CLASS B SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.05)
Net realized and unrealized loss on investments	(0.57)
Total from investment operations	(0.62)
Net asset value, end of period	$9.38
Total return (%)	(6.20)[3,4,5]

Ratios and supplemental data

Net assets, end of period (thousands)	$469
Ratios (as a percentage of average net assets):
Expenses before reductions	13.04[6]
Expenses net of fee waivers	2.35[6]
Expenses net of all fee waivers and credits	2.35[6]
Net investment loss	(2.12)[6]
Portfolio turnover (%)	27

1 Class B shares began operations on 1-2-09.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

14	Small Cap Opportunities Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS C SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.05)
Net realized and unrealized loss on investments	(0.57)
Total from investment operations	(0.62)
Net asset value, end of period	$9.38
Total return (%)	(6.20)[3,4,5]

Ratios and supplemental data
Net assets, end of period (thousands)	$469
Ratios (as a percentage of average net assets):
Expenses before reductions	13.04[6]
Expenses net of fee waivers	2.35[6]
Expenses net of all fee waivers and credits	2.35[6]
Net investment loss	(2.12)[6]
Portfolio turnover (%)	27

1 Class C shares began operations on 1-2-09.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

CLASS I SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$10.00
Net investment loss[2]	(0.02)
Net realized and unrealized loss on investments	(0.57)
Total from investment operations	(0.59)
Net asset value, end of period	$9.41
Total return (%)	(5.90)[3,4,5]

Ratios and supplemental data

Net assets, end of period (thousands)	$470
Ratios (as a percentage of average net assets):
Expenses before reductions	12.04[6]
Expenses net of fee waivers	1.10[6]
Expenses net of all fee waivers and credits	1.10[6]
Net investment loss	(0.87)[6]
Portfolio turnover (%)	27

1 Class I shares began operations on 1-2-09.

2 Based on the average of the shares outstanding.

3 Assumes dividend reinvestment.

4 Total returns would have been lower had certain expenses not been reduced during the period shown.

5 Not annualized.

6 Annualized.

See notes to financial statements

Annual report | Small Cap Opportunities Fund	15

Notes to financial statements

Note 1
Organization

John Hancock Small Cap Opportunities (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital appreciation.

John Hancock Life Insurance Company (U.S.A.) (John Hancock USA) is an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C and Class I shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other affiliates of John Hancock USA owned all the shares of beneficial interest of the Fund on March 31, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume

16	Small Cap Opportunities Fund | Annual report

a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$1,885,898	($910)

Level 2 — Other Significant Observable Inputs	—	—

Level 3 — Significant Unobservable Inputs	—	—
Total	$1,885,898	($910)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates and swap prices.

Annual report | Small Cap Opportunities Fund	17

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts/premiums are accreted/ amortized for financial reporting purposes.

Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

The Fund uses identified cost methods for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign currency translation

The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/ or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Line of credit

The Fund has entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended March 31, 2009, there were no borrowings under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property, that is not segregated, to the extent of any overdraft.

Expenses

The majority of expenses are directly identifi-able to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

18	Small Cap Opportunities Fund | Annual report

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for Class A, Class B, Class C and Class I shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $35,402 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: March 31, 2017 - $35,402.

As of March 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book- tax differences will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to net operating losses and non-deductible 12B-1 fees.

Note 3
Financial instruments

Options

The Fund may purchase and sell put and call options on securities, securities indices, currencies and futures contracts. The Fund may use options to manage against possible changes in the market value of securities or financial instruments held by a Fund, mitigate exposure to fluctuations in currency values or interest rates, or protect a fund’s unrealized gains in the value of its securities or financial instruments. In addition, the Fund may use options to facilitate the purchase or sale of Fund investments by protecting the Fund against a change in the market price of the investment or to enhance potential gains.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges shall be valued at their most recent sale price, or if no such sales are reported, at the calculated mean of the most recent bid and asked quotations, or if it is not possible to calculate a mean price, at the most recent bid quotation on the value date, in the case of purchased options, or at the most recent asked quotation on the value date, in the case of written options.

Option contracts traded in the OTC market shall be valued on the value date at prices supplied by an approved pricing service for such securities, if available, and otherwise shall be valued at the marked-to-market price (or the evaluated price if a marked-to-market price is not available) provided by the broker-dealer with which the option was traded (which may

Annual report | Small Cap Opportunities Fund	19

also be the counterparty), or using a Bloomberg pricing model which will take into account the terms of the option contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain or loss. If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security, with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Portfolio purchases upon exercise of the option. A Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

Writing puts and buying calls may increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls may decrease a Portfolio’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

Note 4
Risk and uncertainties

Concentration risk

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Derivatives and counterparty risk

The use of derivative instruments may involve risk different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations of that, in the event of default, the fund will succeed in enforcing them.

Risks associated with foreign investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

20	Small Cap Opportunities Fund | Annual report

Small and medium size company risk

Stocks of small and medium-size companies tend to be more volatile than those of large companies, and may underperform stocks of large companies. Small and mid-cap companies may have limited product lines or markets, less access to financial resources or less operating experience, or may depend on a few key employees. Given this, small and mid-cap stocks may be thinly traded, leading to additional liquidity risk due to the inabilities to trade in large volume.

Sector risk — health care industry

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Health care companies can be hurt by economic declines and other factors. For instance, when economic conditions deteriorate, health care stocks may decline. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

Note 5
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 6
Investment advisory and other agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.90% of the first $1,000,000,000 of the Fund’s daily net assets; and (b) 0.85% of the Fund’s daily net assets in excess of $1,000,000,000.

The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.A.) Limited, an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended March 31, 2009, were equivalent to an annual effective rate of 0.90% of the Fund’s average daily net assets.

The Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.65% for Class A shares, 2.35% for Class B, 2.35% for Class C, and 1.10% for Class I. Accordingly, the expense reductions or reimbursements related to this agreement were $11,875, $11,861, $11,861 and $12,163 for Class A, Class B, Class C and Class I, respectively, for the period ended March 31, 2009. The expense reimbursements and limits will continue in effect until July 1, 2010 and thereafter, until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

Annual report | Small Cap Opportunities Fund	21

The fund administration fees incurred for the period ended March 31, 2009, were $77 with an annual effective rate of 0.02% of the Fund’s average daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, and 1.00% of average daily net asset value of Class A, Class B, and Class C, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges of up to 5.00% of net asset value of such shares. During the period ended March 31, 2009, there were no net upfront sales chares received by the Distributor with regard to sales of Class A shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses or providing distribution-related services o the Fund in connection with the sale of Class B and Class C shares. During the period ended March 31, 2009, there were no CDSCs received by the Distributor for Class B shares and for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfer agent fee at an annual rate of 0.05% for classes A, B, and C, and 0.04% for Class I, based on each class’s average daily net assets.

• The Fund pays Signature Services a monthly fee which is based on an annual rate of $16.50 per shareholder account for all classes.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Class level expenses including the allocation of the transfer agent fees for the period ended March 31, 2009 were as follows:

	Distribution
	and service	Printing and
Share class	fees	postage fees

Class A	$333	$88
Class B	1,110	88
Class C	1,110	88
Class I	—	88
Total	$2,553	$352

For the period ended March 31, 2009, there were no transfer agent fees or state registration fees.

Note 7
Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

22	Small Cap Opportunities Fund | Annual report

Note 8
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended March 31, 2009, along with the corresponding dollar value.

	Period ended 3-31-09[1]
	Shares	Amount
Class A shares

Sold	50,000	$500,000
Class B shares

Sold	50,000	$500,000
Class C shares

Sold	50,000	$500,000
Class I shares

Sold	50,000	$500,000
Net increase	200,000	$2,000,000

1Class A, Class B, Class C and Class I began operations on 1-2-09.

Note 9
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended March 31, 2009, aggregated $2,489,713 and $490,698, respectively.

Annual report | Small Cap Opportunities Fund	23

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Small Cap Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Small Cap Opportunities Fund (the “Fund”) at March 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for the period January 2, 2009 (commencement of operations) through March 31, 2009, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2009 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 15, 2009

24	Small Cap Opportunities Fund | Annual report

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2009.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2009.

Shareholders will be mailed a 2009 U.S. Treasury Department Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

Annual report | Small Cap Opportunities Fund	25

Board Consideration of Investment
Advisory Agreement and Subadvisory
Agreement: John Hancock Small Cap
Opportunities Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), to meet in person to review and consider the initial approval of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and (ii) the investment subadvisory agreement (the Subadvisory Agreement) with MFC Global Investment Management (U.S.) LLC, (the Subadviser) for the John Hancock Small Cap Opportunities Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on March 9–11, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund.

The Independent Trustees also considered information that was provided in connection with the Trustees’ annual review of the advisory agreements for other funds managed by the Adviser and Subadviser including:

(i) the Adviser’s financial results and condition,

(ii) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s and Subadviser’s compliance department,

(iii) the background and experience of senior management and investment professionals, and

(iv) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy and research and investment decision-making processes of the Adviser and Subadviser. The Board considered the Adviser’s oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and other non-advisory services to be provided to the Fund by the Adviser and its affiliates.

26	Small Cap Opportunities Fund | Annual report

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser and Subadviser supported approval of the Advisory Agreements.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information presented by the Adviser comparing the Advisory Agreement Rate with the average and median fee paid by similar funds. The Board noted that the Advisory Agreement Rate was consistent with the average and median advisory fee rate for similar funds. The Board concluded that the Advisory Agreement Rate was not unreasonable.

The Board also obtained information about the investment subadvisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment subadvisory services. The Board concluded that the Subadvisory Agreement Rate was not unreasonable.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at this time

In light of the fact that the Fund had not yet commenced normal operations, the Trustees noted that certain factors, such as investment performance, economies of scale and profitability, that will be relevant when the Trustees consider continuing the Advisory Agreements, were not germane to the initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the Fund will receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreements.

Annual report | Small Cap Opportunities Fund	27

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2008	50

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2008	50

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham,[2] Born: 1944	2008	50

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director,
Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[2,4] Born: 1952	2008	50

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

28	Small Cap Opportunities Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2008	50

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	50

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2008	50

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until
2007).

Steven R. Pruchansky, Born: 1944	2008	50

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo,[4] Born: 1949	2009	50

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2008	268

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

Annual report | Small Cap Opportunities Fund	29

Non-Independent Trustees[3] (continued)
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen,[4] Born: 1955	2009	268

Chief Operating Officer (since 2005)
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, the Adviser, The Berkeley Group,
Manulife Financial Corporation Global Investment Management (U.S.), LLC, John Hancock Investment
Management Services, LLC, John Hancock Funds, LLC, John Hancock Funds, John Hancock Funds
II, John Hancock Funds III and John Hancock Trust (2005–2007); Vice President, Manulife Financial
Corporation (until 2006).

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2008

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Director, Chairman and President, NM Capital Management, Inc. (since
2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive
Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2008

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2008

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

30	Small Cap Opportunities Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Michael J. Leary, Born: 1965	2009

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Assistant Treasurer for John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Vice
President and Director of Fund Administration, JP Morgan (2004–2007); Vice President and Senior
Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst & Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2008

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin and Mr. Russo were appointed by the Board as Trustees on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008. Mr. Vrysen was elected by the shareholders at a special meeting on April 16, 2009.

Annual report | Small Cap Opportunities Fund	31

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham*	Subadviser
Deborah C. Jackson*	MFC Global Investment
Charles L. Ladner	Management (U.S.), LLC
Stanley Martin*
Dr. John A. Moore	Principal distributor
Steven R. Pruchansky	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
*Member of the Audit Committee	State Street Bank and Trust Company
†Non-Independent Trustee
Transfer agent
Officers	John Hancock Signature Services, Inc.
Keith F. Hartstein
President and Chief Executive Officer	Legal counsel
Thomas M. Kinzler	K&L Gates LLP
Secretary and Chief Legal Officer
Francis V. Knox, Jr.	Independent registered
Chief Compliance Officer	public accounting firm
Michael J. Leary	PricewaterhouseCoopers LLP
Treasurer
Charles A. Rizzo
Chief Financial Officer
John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

32	Small Cap Opportunities Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Opportunities Fund.	3370A 3/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	5/09

MUTUAL FUNDS

John Hancock Disciplined Value Fund

Annual Report
3.31.09

Discussion of Fund performance

By Robeco Investment Management, Inc.

On December 19, 2008, through a reorganization, the assets of Robeco Boston Partners Large Cap Value Fund were transferred to John Hancock Disciplined Value Fund, whose fiscal year end is March 31. Since the Robeco fund’s fiscal year end was August 31, what follows is the managers’ commentary for the seven months ended March 31, 2009.

Beginning in September 2008 and continuing throughout the rest of the year and into 2009, financial markets collapsed. Despite significant efforts by the federal government and the Federal Reserve Board to loosen tight credit markets and boost economic activity, nearly every type of investment suffered a significant downturn during the period. Overall, the broad U.S. stock market, as represented by the Standard & Poor’s 500 Index, returned –36.73% in the seven months ended March 31, 2009, and it would have done even worse if not for a significant rebound in the final three weeks of March.

For the seven-month period ended March 31, 2009, John Hancock Disciplined Value Fund’s Class A shares had a total return of –33.39% at net asset value, compared with –37.12% for the average large cap value fund, according to Morningstar, Inc., and –39.98% for the Fund’s benchmark, the Russell 1000 Value Index. Relative to our benchmark the Fund benefited from very strong stock selection among financial companies. We were particularly successful in avoiding some of the sector’s biggest detractors, maintaining limited exposure to a number of names in the index with troubled balance sheets. On the negative side, a combination of weak stock and sector selection in energy detracted, as did a large underweighting in the communications sector. Among the Fund’s top-performing stocks in absolute terms were Schering-Plough Corp. and Wyeth. At period end, we no longer owned Wyeth. In contrast, the Fund was hampered by its exposure to financial services company Bank of America and conglomerate General Electric, both of which we sold for a loss in early 2009.

This commentary reflects the views of the portfolio management team through the end of the Fund’s period discussed in this report. The team’s statements reflect their own opinions. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Disciplined Value Fund | Annual report

A look at performance

For the period ended March 31, 2009

		Average annual returns (%)			Cumulative total returns (%)
		with maximum sales charge (POP)			with maximum sales charge (POP)

	Inception
Class	date	1-year	5-year	10-year	1-year	5-year	10-year

A1	1-16-97	–36.76	–3.53	1.31	–36.76	–16.45	13.86

B1	1-16-97	–37.30	–3.83	0.78	–37.30	–17.72	8.05

C1	1-16-97	–34.82	–3.57	0.76	–34.82	–16.61	7.91

I1,2	1-2-97	–33.24	–2.18	2.22	–33.24	–10.44	24.50

I2[1,2]	1-2-97	–33.38	–2.44	1.94	–33.38	–11.61	21.17

ADV[1,2]	1-16-97	–33.58	–2.81	1.54	–33.58	–13.29	16.50

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class I2 and Class ADV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until January 1, 2010. The net expenses are as follows: Class A — 1.00%, Class B — 2.05%, Class C — 2.05%, Class I — 0.75%, Class I2 — 0.75%, Class ADV — 1.00% Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.31%, Class B — 2.35%, Class C — 2.35%, Class I — 0.92%, Class I2 — 1.20% and Class ADV — 1.60%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1 On December 19, 2008, through a reorganization, the Fund acquired all of the assets of Robeco Boston Partners Large Cap Value Fund (the predecessor fund). On that date, the predecessor fund offered its investor share class and institutional share class in exchange for Class A and Class I shares, respectively, of John Hancock Disciplined Value Fund. Classes A, B, C, I, I2 and ADV of the John Hancock Disciplined Value Fund were first offered on December 22, 2008. The returns prior to December 22, 2008 are those of the predecessor fund’s investor share class that have been recalculated to apply the gross fees and expenses of Class A, B, C and ADV. For Class I and Class I2 shares, the returns prior to December 22, 2008 are those of the predecessor fund’s institutional share class that have been recalculated to apply the gross fees and expenses of Class I and Class I2.

2 For certain types of investors, as described in the Fund’s Class I, Class I2 and Class ADV prospectuses.

Annual report | Disciplined Value Fund	7

A look at performance

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Disciplined Value Fund Class A2 shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes

		Without sales	With maximum
Class	Period beginning	charge	sales charge	Index 1	Index 2

B2,3	3-31-99	$10,805	$10,805	$7,375	$9,395

C2,3	3-31-99	10,791	10,791	7,375	9,395

I2,4	3-31-99	12,450	12,450	7,375	9,395

I2[2,4]	3-31-99	12,117	12,117	7,375	9,395

ADV[2,4]	3-31-99	11,650	11,650	7,375	9,395

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I, Class I2 and Class ADV shares, respectively, as of March 31, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard and Poor’s 500 Index — Index 1 — is an unmanaged index that includes 500 widely traded common stocks.

Russell 1000 Value Index — Index 2 — is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.

2 On December 19, 2008, through a reorganization, the Fund acquired all of the assets of Robeco Boston Partners Large Cap Value Fund (the predecessor fund). On that date, the predecessor fund offered its investor share class and institutional share class in exchange for Class A and Class I shares, respectively, of John Hancock Disciplined Value Fund. Classes A, B, C, I, I2 and ADV of the John Hancock Disciplined Value Fund were first offered on December 22, 2008. The returns prior to December 22, 2008 are those of the predecessor fund’s investor share class that have been recalculated to apply the gross fees and expenses of Class A, B, C and ADV. For Class I and Class I2 shares, the returns prior to December 22, 2008 are those of the predecessor fund’s institutional share class that have been recalculated to apply the gross fees and expenses of Class I and Class I2.

3 No contingent deferred sales charge applicable.

4 For certain types of investors, as described in the Fund’s Class I, Class I2 and Class ADV share prospectuses.

8	Disciplined Value Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2008 with the same investment held until March 31, 2009.

	Account value	Ending value	Expenses paid during
	on 10-1-08	on 3-31-09	period ended on 3-31-09[1]

Class A	$1,000.00	$711.80	$4.27

Class I	1,000.00	684.30	3.15

For the classes noted below, the example assumes an account value of $1,000 on December 22, 2008 with the same investment held until March 31, 2009.

	Account value	Ending value	Expenses paid during
	on 12-22-08	on 3-31-09	period ended on 3-31-09[2]

Class B	$1,000.00	$893.40	$5.32

Class C	1,000.00	892.30	5.31

Class I2	1,000.00	895.70	1.95

Class ADV	1,000.00	895.70	2.60

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Disciplined Value Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on October 1, 2008, with the same investment held until March 31, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 10-1-08	on 3-31-09	period ended 3-31-09[3]

Class A	$1,000.00	$1,020.00	$5.02

Class B	1,000.00	1,014.70	10.30

Class C	1,000.00	1,014.70	10.30

Class I	1,000.00	1,021.20	3.77

Class I2	1,000.00	1,021.20	3.78

Class ADV	1,000.00	1,019.90	5.04

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.00% and 0.75% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2 Expenses are equal to the Fund’s annualized expense ratio of 2.05%, 2.05%, 0.75% and 1.00% for Class B, Class C, Class I2 and Class ADV, respectively, multiplied by the average account value over the period, multiplied by 100/365 (to reflect the one-half year period).

3 Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Disciplined Value Fund | Annual report

Portfolio summary

Top 10 holdings[1]

JPMorgan Chase & Co.	4.3%	Loews Corp.	2.7%

Johnson & Johnson	4.2%	Hewlett-Packard Co.	2.0%

Exxon Mobil Corp.	3.7%	Oracle Corp.	2.0%

Berkshire Hathaway, Inc. (Class B)	3.1%	Bank of New York Mellon Corp.	1.9%

Chevron Corp.	2.9%	Devon Energy Corp.	1.8%

Sector distribution[2,3]

Financials	28%	Industrials	6%

Energy	16%	Utilities	3%

Information technology	13%	Telecommunication services	2%

Health care	11%	Materials	1%

Consumer discretionary	10%	Short-term investments & other	3%

Consumer staples	7%

1 As a percentage of net assets on March 31, 2009. Excludes cash and cash equivalents.

2 As a percentage of net assets on March 31, 2009.

3 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

Annual report | Disciplined Value Fund	11

F I N A N C I A L  S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 3-31-09

Issuer	Shares	Value

Common stocks 96.79%		$41,881,858
(Cost $53,822,005)

Advertising 0.62%		269,802

Omnicom Group, Inc.	11,530	269,802

Aerospace & Defense 3.86%		1,668,246

Honeywell International, Inc.	15,815	440,606

Lockheed Martin Corp.	8,190	565,355

Precision Castparts Corp.	3,770	225,823

United Technologies Corp.	10,155	436,462

Apparel Retail 1.67%		724,862

Gap, Inc.	28,770	373,722

TJX Cos., Inc.	13,695	351,140

Application Software 0.24%		103,635

Adobe Systems, Inc. (I)	4,845	103,635

Asset Management & Custody Banks 3.84%		1,659,940

Bank of New York Mellon Corp.	28,447	803,628

Franklin Resources, Inc.	12,130	653,443

SEI Investments Co.	16,615	202,869

Cable & Satellite 1.21%		522,174

Liberty Media Corp. - Entertainment, Series A (I)	22,358	446,042

Time Warner Cable, Inc.	3,070	76,132

Casinos & Gaming 0.18%		79,246

International Game Technology	8,595	79,246

Communications Equipment 1.09%		469,696

Harris Corp.	16,230	469,696

Computer & Electronics Retail 1.18%		510,384

GameStop Corp. (Class A)(I)	18,215	510,384

Computer Hardware 3.48%		1,504,090

Hewlett-Packard Co.	27,558	883,510

International Business Machines Corp.	6,405	620,580

Construction & Engineering 0.11%		49,233

KBR, Inc.	3,565	49,233

Consumer Finance 1.39%		600,579

Discover Financial Services	59,415	374,909

SLM Corp. (I)	45,590	225,670

Data Processing & Outsourced Services 0.55%		240,213

Western Union Co.	19,110	240,213

See notes to financial statements

12	Disciplined Value Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Diversified Banks 1.22%		$527,094

Wells Fargo & Co.	37,015	527,094

Diversified Chemicals 0.54%		232,470

PPG Industries, Inc.	6,300	232,470

Diversified Financial Services 4.33%		1,872,295

JPMorgan Chase & Co.	70,440	1,872,295

Drug Retail 0.72%		310,500

CVS Caremark Corp.	11,295	310,500

Electric Utilities 2.37%		1,024,669

Allegheny Energy, Inc.	22,775	527,697

Edison International	17,250	496,972

Electronic Equipment & Instruments 0.44%		189,408

Mettler-Toledo International, Inc. (I)	3,690	189,408

Food Retail 0.92%		399,459

Safeway, Inc.	19,785	399,459

Footwear 0.85%		365,742

NIKE, Inc. (Class B)	7,800	365,742

Health Care Distributors 1.93%		833,832

Cardinal Health, Inc.	5,890	185,417

McKesson Corp.	18,505	648,415

Health Care Services 2.13%		919,668

Davita, Inc. (I)	10,690	469,825

Lincare Holdings, Inc. (I)	20,635	449,843

Home Entertainment Software 0.45%		195,997

Electronic Arts, Inc. (I)	10,775	195,997

Home Furnishings 0.75%		324,388

Mohawk Industries, Inc. (I)	10,860	324,388

Home Improvement Retail 1.17%		507,954

Home Depot, Inc.	21,560	507,954

Homebuilding 0.10%		44,914

NVR, Inc. (I)	105	44,914

Household Products 0.98%		422,651

Clorox Co.	8,210	422,651

Hypermarkets & Super Centers 1.11%		482,446

Wal-Mart Stores, Inc.	9,260	482,446

Industrial Conglomerates 0.58%		248,959

Siemens AG, SADR	4,370	248,959

Industrial Machinery 0.70%		304,388

Illinois Tool Works, Inc.	6,720	207,312

SPX Corp.	2,065	97,076

Integrated Oil & Gas 6.56%		2,840,645

Chevron Corp.	18,700	1,257,388

Exxon Mobil Corp.	23,249	1,583,257

Integrated Telecommunication Services 0.80%		347,951

BCE, Inc.	17,485	347,951

See notes to financial statements

Annual report | Disciplined Value Fund	13

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Internet Software & Services 0.52%		$222,877

eBay, Inc. (I)	17,745	222,877

Investment Banking & Brokerage 1.74%		752,742

Goldman Sachs Group, Inc.	7,100	752,742

IT Consulting & Other Services 0.57%		246,448

Accenture, Ltd. (Class A)	8,965	246,448

Mortgage REIT’s 1.34%		582,055

Annaly Capital Management, Inc. REIT	41,965	582,055

Movies & Entertainment 0.55%		236,039

Time Warner, Inc.	12,230	236,039

Multi-Line Insurance 3.63%		1,568,977

Assurant, Inc.	19,030	414,473

Loews Corp.	52,240	1,154,504

Multi-Utilities 1.10%		477,750

PG&E Corp.	12,500	477,750

Oil & Gas Drilling 0.63%		272,847

Pride International, Inc. (I)	15,175	272,847

Oil & Gas Equipment & Services 1.02%		442,589

Halliburton Co.	18,690	289,134

Helix Energy Solutions Group, Inc. (I)	29,855	153,455

Oil & Gas Exploration & Production 8.11%		3,508,761

Canadian Natural Resources, Ltd.	11,870	457,707

Devon Energy Corp.	17,855	797,940

EOG Resources, Inc.	13,600	744,736

Noble Energy, Inc.	6,440	346,987

PetroHawk Energy Corp. (I)	34,860	670,358

Talisman Energy, Inc.	46,765	491,033

Pharmaceuticals 6.45%		2,792,677

Johnson & Johnson	34,296	1,803,970

Merck & Co., Inc.	21,845	584,354

Schering-Plough Corp.	17,170	404,353

Property & Casualty Insurance 6.13%		2,652,877

ACE, Ltd.	16,219	655,248

Berkshire Hathaway, Inc. (Class B)(I)	483	1,362,060

Travelers Cos., Inc.	15,639	635,569

Publishing 0.83%		359,402

McGraw-Hill Cos., Inc.	15,715	359,402

Railroads 0.61%		265,776

Union Pacific Corp.	6,465	265,776

Real Estate Management & Development 0.63%		272,706

Brookfield Asset Management, Inc. (Class A)	19,790	272,706

Regional Banks 1.14%		491,819

KeyCorp.	19,600	154,252

PNC Financial Services Group, Inc.	11,525	337,567

See notes to financial statements

14	Disciplined Value Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Issuer	Shares	Value
Reinsurance 1.72%		$743,554

Arch Capital Group, Ltd. (I)	3,600	193,896

Reinsurance Group of America, Inc.	16,970	549,658

Research & Consulting Services 0.50%		217,483

Equifax Inc.	8,895	217,483

Semiconductors 1.80%		778,696

Analog Devices, Inc.	7,105	136,913

Taiwan Semiconductor Manufacturing Co., Ltd. SADR	56,950	509,703

Texas Instruments, Inc.	8,000	132,080

Soft Drinks 1.34%		581,704

Dr Pepper Snapple Group, Inc. (I)	34,400	581,704

Specialized Finance 0.97%		419,139

Moody’s Corp.	12,910	295,897

NYSE Euronext	6,885	123,242

Specialty Stores 0.85%		366,999

Staples, Inc.	20,265	366,999

Steel 0.21%		92,325

Allegheny Technologies, Inc.	4,210	92,325

Systems Software 3.75%		1,621,018

Microsoft Corp.	24,029	441,413

Oracle Corp.	47,260	853,988

Symantec Corp. (I)	21,795	325,617

Tobacco 1.72%		745,116

Philip Morris International, Inc.	20,942	745,116

Wireless Telecommunication Services 0.86%		371,952

Vodafone Group PLC, ADR	21,352	371,952

Issuer, description, maturity date	Shares	Value
Short-term investments 2.36%		$1,021,626

(Cost $1,021,626)

State Street Bank & Trust Euro Dollar Time Deposit,
0.01% due 04-01-2009	1,021,626	1,021,626

Total investments (Cost $54,843,631)† 99.15%		$42,903,484

Other assets and liabilities, net 0.85%		$369,192

Total net assets 100.00%		$43,272,676

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

REIT Real Estate Investment Trust

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

† At March 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $55,382,919. Net unrealized depreciation aggregated $12,479,435, of which $923,823 related to appreciated investment securities and $13,403,258 related to depreciated investment securities.

See notes to financial statements

Annual report | Disciplined Value Fund	15

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 3-31-09

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets

Investments, at value (Cost $54,843,631)	$42,903,484
Receivable for investments sold	64,201
Receivable for fund shares sold	333,516
Dividends and interest receivable	101,423
Receivable due from adviser	19,793
Total assets	43,422,417

Liabilities

Payable for fund shares repurchased	86,951
Payable to affiliates
Fund administration fees	97
Transfer agent fees	2,714
Accrued expenses	59,979
Total liabilities	149,741

Net assets

Capital paid-in	$65,897,341
Undistributed net investment income	197,943
Accumulated net realized loss on investments and foreign currency transactions	(10,882,581)
Net unrealized depreciation on investments and translation of assets and
liabilities in foreign currencies	(11,940,027)
Net assets	$43,272,676

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value.
Class A ($9,764,826 ÷ 1,207,380 shares)	$8.09
Class B ($231,114 ÷ 29,346 shares)[1]	$7.88
Class C ($487,153 ÷ 61,866 shares)[1]	$7.87
Class I ($32,744,804 ÷ 4,143,449 shares)	$7.90
Class I2 ($22,397 ÷ 2,834 shares)	$7.90
Class ADV ($22,382 ÷ 2,834 shares)	$7.90

Maximum offering price per share

Class A (net asset value per share ÷ 95%)[2]	$8.52

1 Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements

16	Disciplined Value Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the period ended 3-31-09

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

	Period ended	Year ended
	3-31-09[1]	8-31-08
Investment income

Dividends	$677,834	$1,334,173
Interest	1,808	25,242
Less foreign taxes withheld	(3,910)	(13,403)
Total investment income	675,732	1,346,012

Expenses

Investment management fees (Note 5)	182,733	382,184
Fund administration fees (Note 5)	26,547	88,629
Distribution and service fees (Note 5)	18,366	49,811
Transfer agent fees (Note 5)	32,943	80,677
State registration fees (Note 5)	28,089	26,793
Printing and postage fees	17,029	23,903
Professional fees	62,931	44,975
Custodian fees	9,133	21,337
Registration and filing fees	7,659	19,219
Trustees’ fees (Note 5)	1,385	34,250
Miscellaneous	18,788	4,055

Total expenses	405,603	775,833
Less expense reductions (Note 5)	(181,579)	(248,286)

Net expenses	224,024	527,547

Net investment income	451,708	818,465

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	(7,428,002)	(2,964,116)
Foreign currency transactions	166	—
	(7,427,836)	(2,964,116)
Change in net unrealized appreciation (depreciation) of
Investments	(13,287,489)	(6,006,649)
Translation of assets and liabilities in foreign currencies	120	—
	(13,287,369)	(6,006,649)
Net realized and unrealized loss	(20,715,205)	(8,970,765)

Decrease in net assets from operations	($20,263,497)	($8,152,300)

1 For the seven month period ended March 31, 2009. The Fund changed its fiscal year end from August 31 to March 31.

See notes to financial statements

Annual report | Disciplined Value Fund	17

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Year	Year
	ended	ended	ended
	3-31-09[1]	8-31-08	8-31-07

Increase (decrease) in net assets

From operations
Net investment income	$451,708	$818,465	$727,810
Net realized gain (loss)	(7,427,836)	(2,964,116)	6,058,378
Change in net unrealized appreciation
(depreciation)	(13,287,369)	(6,006,649)	2,361,865

Increase (decrease) in net assets resulting
from operations	(20,263,497)	(8,152,300)	9,148,053
Distributions to shareholders
From net investment income
Class A	(168,893)	(218,590)	(197,951)
Class I	(644,634)	(544,588)	(424,565)
From net realized gain
Class A	—	(2,023,945)	(1,837,246)
Class I	—	(3,923,967)	(3,114,117)

Total distributions	(813,527)	(6,711,090)	(5,573,879)

From Fund share transactions (Note 7)	4,171,334	8,272,036	6,087,387

Total increase (decrease)	(16,905,690)	(6,591,354)	9,661,561

Net assets

Beginning of period	60,178,366	66,769,720	57,108,159

End of period	$43,272,676	$60,178,366	$66,769,720

Undistributed net investment income	$197,943	$559,507	$504,220

1 For the seven month period ended March 31, 2009. The Fund changed its fiscal year end from August 31 to March 31.

See notes to financial statements

18	Disciplined Value Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

Financial highlights

Financial highlights introductory copy not available for this fund. It will need to be added manually when available.

CLASS A SHARES Period ended	3-31-09[1,2]	8-31-08[3]	8-31-07[3]	8-31-06[3]	8-31-05[3]	8-31-04[3]

Per share operating performance
Net asset value, beginning
of period	$12.32	$15.62	$14.77	$15.22	$12.86	$11.01
Net investment income[4]	0.08	0.15	0.15	0.13	0.08	0.05
Net realized/unrealized gain (loss)
on investments	(4.18)	(1.90)	2.07	1.57	2.36	1.88
Total from investment operations	(4.10)	(1.75)	2.22	1.70	2.44	1.93
Less distributions
From net investment income	(0.13)	(0.15)	(0.13)	(0.13)	(0.08)	(0.08)
From net realized gain	—	(1.40)	(1.24)	(2.02)	—	—
Total distributions	(0.13)	(1.55)	(1.37)	(2.15)	(0.08)	(0.08)
Net asset value, end of period	$8.09	$12.32	$15.62	$14.77	$15.22	$12.86
Total return (%)[5,6]	(33.33)[7]	(12.29)	15.45	12.14	19.04	17.53

Ratios and supplemental data

Net assets, end of period
(in millions)	$10	$16	$23	$21	$12	$8
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.76[8]	1.39	1.32	1.46	1.61	1.47
Expenses net of fee waivers	1.00[8]	1.00	1.00	1.11	1.25	1.25
Expenses net of all fee waivers
and credits	1.00[8]	1.00	1.00	1.11	1.25	1.25
Net investment income	1.45[8]	1.10	0.95	0.87	0.53	0.43
Portfolio turnover (%)	52[9]	78	62	58	77	47

1 For the seven month period ended March 31, 2009. The Fund changed its fiscal year end from August 31 to March 31.

2 After the close of business on December 19, 2008, holders of Investor Shares of the former Robeco Large Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Disciplined Value Fund. These shares were first offered on December 22, 2008. Additionally, the accounting and performance history of the Investor Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Fund Class A.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Based on the average of the shares outstanding.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Assumes dividend reinvestment and does not reflect the effect of sales charges.

8 Annualized.

9 Portfolio turnover is shown for the period from September 1, 2008 to March 31, 2009.

See notes to financial statements

Annual report | Disciplined Value Fund	19

F I N A N C I A L  S T A T E M E N T S

CLASS B SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$8.82
Net investment income[2]	0.02
Net realized/unrealized loss on investments	(0.96)
Total from investment operations	(0.94)
Net asset value, end of period	$7.88
Total return (%)[3,4]	(10.66)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.24[7]
Expenses net of fee waivers	2.07[7]
Expenses net of all fee waivers and credits	2.05[7]
Net investment income	1.18[7]
Portfolio turnover (%)	52[8]

1 Class B shares began operations on 12-22-2008.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the period shown.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover is shown for the period from September 1, 2008 to March 31, 2009.

CLASS C SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$8.82
Net investment income[2]	0.02
Net realized/unrealized loss on investments	(0.97)
Total from investment operations	(0.95)
Net asset value, end of period	$7.87
Total return (%)[3,4]	(10.77)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	4.41[7]
Expenses net of fee waivers	2.06[7]
Expenses net of all fee waivers and credits	2.05[7]
Net investment income	1.26[7]
Portfolio turnover (%)	52[8]

1 Class C shares began operations on 12-22-2008.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the period shown.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover is shown for the period from September 1, 2008 to March 31, 2009.

See notes to financial statements

20	Disciplined Value Fund | Annual report

F I N A N C I A L  S T A T E M E N T S

CLASS I SHARES Period ended	3-31-09[1,2]	8-31-08[3]	8-31-07[3]	8-31-06[3]	8-31-05[3]	8-31-04[3]

Per share operating performance

Net asset value, beginning
of period	$12.08	$15.34	$14.53	$15.00	$12.67	$10.84
Net investment income[4]	0.09	0.18	0.20	0.16	0.11	0.09
Net realized/unrealized gain (loss)
on investments	(4.10)	(1.84)	2.02	1.55	2.33	1.84
Total from investment operations	(4.01)	(1.66)	2.22	1.71	2.44	1.93
Less distributions
From net investment income	(0.17)	(0.20)	(0.17)	(0.16)	(0.11)	(0.10)
From net realized gain	—	(1.40)	(1.24)	(2.02)	—	—
Total distributions	(0.17)	(1.60)	(1.41)	(2.18)	(0.11)	(0.10)
Net asset value, end of period	$7.90	$12.08	$15.34	$14.53	$15.00	$12.67
Total return (%)[4,6]	(33.33)[7]	(11.99)	15.70	12.43	19.30	17.87

Ratios and supplemental data

Net assets, end of period
(in millions)	$33	$44	$43	$36	$27	$42
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.37[8]	1.14	1.07	1.22	1.35	1.22
Expenses net of fee waivers	0.75[8]	0.75	0.75	0.86	1.00	1.00
Expenses net of all fee waivers
and credits	0.75[8]	0.75	0.75	0.86	1.00	1.00
Net investment income	1.72[8]	1.37	1.20	1.11	0.83	0.73
Portfolio turnover (%)	52[9]	78	62	58	77	47

1 For the seven month period ended March 31, 2009, the Fund changed its fiscal year end from August 31 to March 31.

2 After the close of business on December 19, 2008, holders of Institutional Shares of the former Robeco Large Cap Value Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Disciplined Value Fund. These shares were first offered on December 22, 2008. Additionally, the accounting and performance history of the Institutional Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Fund Class I.

3 Audited by previous Independent Registered Public Accounting Firm.

4 Based on the average of the shares outstanding.

5 Total returns would have been lower had certain expenses not been reduced during the periods shown.

6 Not annualized.

7 Assumes dividend reinvestment and does not reflect the effect of sales charges.

8 Annualized.

9 Portfolio turnover is shown for the period from September 1, 2008 to March 31, 2009.

See notes to financial statements

Annual report | Disciplined Value Fund	21

F I N A N C I A L  S T A T E M E N T S

CLASS I2 SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$8.82
Net investment income[2]	0.05
Net realized/unrealized loss on investments	(0.97)
Total from investment operations	(0.92)
Net asset value, end of period	$7.90
Total return (%)[3,4]	(10.43)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.08[7]
Expenses net of fee waivers	0.75[7]
Expenses net of all fee waivers and credits	0.75[7]
Net investment income	2.23[7]
Portfolio turnover (%)	52[8]

1 Class I2 shares began operation on 12-22-2008.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover is shown for the period from September 1, 2008 to March 31, 2009.

CLASS ADV SHARES Period ended	3-31-09[1]

Per share operating performance

Net asset value, beginning of period	$8.82
Net investment income[2]	0.04
Net realized/unrealized loss on investments	(0.96)
Total from investment operations	(0.92)
Net asset value, end of period	$7.90
Total return (%)[3,4]	(10.43)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.21[7]
Expenses net of fee waivers	1.00[7]
Expenses net of all fee waivers and credits	1.00[7]
Net investment income	1.96[7]
Portfolio turnover (%)	52[8]

1 Class ADV shares began operations on 12-22-2008.

2 Based on the average of the shares outstanding.

3 Total returns would have been lower had certain expenses not been reduced during the period shown.

4 Assumes dividend reinvestment and does not reflect the effect of sales charges.

5 Not annualized.

6 Less than $500,000.

7 Annualized.

8 Portfolio turnover is shown for the period from September 1, 2008 to March 31, 2009.

See notes to financial statements

22	Disciplined Value Fund | Annual report

Notes to financial statements

Note 1
Organization

John Hancock Disciplined Value Fund (the Fund) is a diversified series of John Hancock Funds III (the Trust). The Trust was established as a Massachusetts business trust on June 9, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek to maximize long-term growth of capital primarily through investment in equity securities.

John Hancock Life Insurance Company (U.S.A.) (John Hancock USA) is an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (JHIMS) (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Fund is the accounting and performance successor to the Robeco Boston Partners Large Cap Value Fund (the Predecessor Fund). On December 19, 2008, the Fund acquired substantially all the assets and assumed the liabilities of the Predecessor Fund pursuant to an agreement and plan of reorganization, in exchange for Class A and Class I shares of the Fund.

The Board of Trustees has authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I, Class I2 and Class ADV shares. Class A, Class B and Class C shares are open to all retail investors. Class I and Class I2 shares are offered without any sales charge to various institutional and certain individual investors. Class ADV shares are available to investors who acquired Class A shares of the Fund as a result of the reorganization of the Predecessor Fund and have subsequently exchanged into Class ADV shares or such other investors as permitted by the Fund, in the Fund’s sole discretion as it deems appropriate. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other affiliates of John Hancock USA owned 2,834, 2,834, 2,834 and 2,834 shares of beneficial interest of Class B, Class C, Class I2 and Class ADV, respectively, of the Fund on March 31, 2009.

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into

Annual report | Disciplined Value Fund	23

account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of the Adviser, are valued at their net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24	Disciplined Value Fund | Annual report

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$41,881,858	$—

Level 2 — Other Significant Observable Inputs	1,021,626	—

Level 3 — Significant Unobservable Inputs	—	—
Total	$42,903,484	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates and swap prices.

Security transactions and related
investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/ amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Line of credit

The Fund has entered into an agreement which enables it to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to the Fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended March 31, 2009, there were no borrowings under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien, security interest or security entitlement in any Fund property, that is not segregated, to the maximum extent permitted by law to the extent of any overdraft.

Expenses

The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage fees for all classes are calculated daily at the class level based on the appropriate

Annual report | Disciplined Value Fund	25

net asset value of each class and the specific expense rate(s) applicable to each class.

Foreign currency translation

The books and records of the Fund are maintained in U.S. Dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

The Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which it invests. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $4,775,449 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforward expires as follows: March 31, 2017 — $4,775,449.

Net capital losses of $5,567,844 that are attributable to security transactions incurred after October 31, 2008, are treated as arising on April 1, 2009, the first day of the Fund’s next taxable year.

As of March 31, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended March 31, 2009 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended August 31, 2007, the tax character of distributions paid was as follows: ordinary income $2,389,261 and long-term capital gain $3,184,618. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $1,776,074 and long-term capital gain $4,935,016. During the period ended March 31, 2009, the tax character of distributions paid was as follows: ordinary income $813,527. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of March 31, 2009, the components of distributable earnings on a tax basis included $198,104 of undistributed ordinary income.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

26	Disciplined Value Fund | Annual report

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period. For the period ended March 31, 2009, there were no permanent book-tax differences.

New accounting pronouncements

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. As of March 31, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

Note 3
Risks and uncertainties

Concentration risk

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Sector risk— financial industry

Fund performance will be closely tied to a single sector of the economy, which may underperform other sectors over any given period of time. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly.

Note 4
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Investment advisory and other
agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.725% of the next $500,000,000 of the Fund’s aggregate daily net assets; (c) 0.70% of the next $500,000,000 of the Fund’s aggregate daily net assets; and (d) 0.675% of the Fund’s aggregate daily net assets in excess of $1,500,000,000. The Adviser has a subad-visory agreement with Robeco Investment Management Inc. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended March 31, 2009, were

Annual report | Disciplined Value Fund	27

equivalent to an annual effective rate of 0.70% of the Fund’s average daily net assets.

The Adviser has agreed to reimburse or limit certain expenses for each share class. This agreement excludes taxes, portfolio brokerage commissions, interest and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. In addition, fees incurred under any agreement or plans of the Fund dealing with services for the shareholders and others with beneficial interest in shares of the Fund, are excluded. The reimbursements and limits are such that these expenses will not exceed 1.00% for Class A shares, 2.05% for Class B, 2.05% for Class C, 0.75% for Class I, 0.75% for Class I2, and 1.00% for Class ADV. Accordingly, the expense reductions or reimbursements related to this agreement were $53,730, $475, $983, $125,974, $270, and $138 for Class A, Class B, Class C, Class I, Class I2, and Class ADV, respectively for the year ended March 31, 2009. The expense reimbursements and limits will continue in effect until January 1, 2010 and thereafter until terminated by the Adviser on notice to the Trust.

Prior to December 19, 2008, the Predecessor Fund paid a monthly management fee to its investment adviser, Robeco Investment Managenent, Inc., at an annual rate of 0.60% of the Predecessor Fund’s average daily net assets.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the period ended March 31, 2009, were $26,547 with an annual effective rate of 0.01% of the Fund’s average daily net assets.

The Predecessor Fund had an administrative services agreement with a third-party service provider to provide substantially the same administrative services described above. The Predecessor Fund paid up to 0.1125% of the average daily net assets of the Predecessor Fund’s fund complex, with a minimum of $5,833 per month. This agreement was in place for the Investor and Institutional Classes of the Predecessor Fund (now Classes A and I, respectively) through the date of the reorganization (see Note 9).

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class ADV, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.25% of average daily net asset value of Class A, Class B, Class C, and Class ADV, respectively. However, for the period ended March 31, 2009, Class A was charged 0.25%. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Prior to the reorganization (see Note 9), the Predecessor Fund assessed a service fee of 0.10% of the average daily net assets of the Institutional Class (now Class I).

Class A shares are assessed up-front sales charges. During the period ended March 31, 2009, the Distributor received net up-front sales charges of $6,504 with regard to sales of Class A shares. Of this amount, $1,156 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $5,348 was paid as sales commissions to unrelated broker-dealers.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining

28	Disciplined Value Fund | Annual report

rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares.

Prior to the reorganization (see Note 9), the Predecessor Fund did not assess up-front or CDSC fees to the Investor and Institutional Classes of the Predecessor Fund (now Classes A and I, respectively).

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components:

• The Fund pays a monthly transfe ragent fee at an annual rate of 0.05% for Classes A, B, C and ADV, and 0.04% for Class I and I2, based on each class’s average daily net assets.

•The Fund pays Signature Services a monthly fee which is based on an annual rate of $16.50 per shareholder accounts for all classes except Class ADV.

• In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

In addition, Signature Services had agreed to contractually limit the transfer agent fees to 0.20% through December 31, 2008. Fee reductions under this plan were $9 for the period ended March 31, 2009.

The Fund receives earnings credits from its transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses.There were no transfer agent fee reductions during the period ended March 31, 2009.

Prior to the reorganization (see Note 9), the Predecessor Fund assessed a transfer agent fee on the Investor and Institutional Classes of the Predecessor Fund (now Classes A and I, respectively) of $3,000 per month for each class.

Class level expenses including the allocation of the transfer agent fees for the period ended March 31, 2009, were as follows:

	Distribution and	Transfer	State	Printing and
Share class	service fees	agent fees	registration fees	postage fees

Class A	$17,712	$11,713	$9,141	$6,790
Class B	219	267	102	1
Class C	419	680	102	1
Class I	—	20,146	18,540	10,235
Class I2	—	134	102	1
Class ADV	16	3	102	1
Total	18,366	32,943	28,089	17,029

Note 6
Trustees’ fees

The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

Annual report | Disciplined Value Fund	29

Note 7
Fund share transactions

The listing illustrates the number of Fund shares sold, reinvested and repurchased during the period ended March 31, 2009 and the years ended August 31, 2008, and August 31, 2007 along with the corresponding dollar value:

	Period ended 3-31-09 [1]		Year ended 8-31-08[2]		Year ended 8-31-08 [2]

	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares

Sold	330,420	$2,798,246	250,969	$3,399,406	312,719	$4,776,947
Distributions
reinvested	19,032	166,152	159,777	2,217,706	135,405	2,022,954
Repurchased	(477,385)	(4,091,371)	(588,180)	(7,964,141)	(364,458)	(5,694,073)
Net increase
(decrease)	(127,933)	($1,126,973)	(177,434)	($2,347,029)	83,666	$1,105,828
Class B shares

Sold	29,412	$234,647	—	—	—	—
Repurchased	(66)	(503)	—	—	—	—
Net increase	29,346	$234,144	—	—	—	—
Class C shares

Sold	62,451	$481,334	—	—	—	—
Repurchased	(585)	(4,606)	—	—	—	—
Net increase	61,866	$476,728	—	—	—	—
Class I shares

Sold	937,244	$8,098,981	987,970	$13,317,116	382,517	$5,830,726
Distributions
reinvested	75,350	641,985	327,378	4,445,798	240,187	3,518,750
Repurchased	(489,846)	(4,203,531)	(507,442)	(7,143,849)	(286,558)	(4,367,917)
Net increase	522,748	$4,537,435	807,906	$10,619,065	336,146	$4,981,559
Class I2 shares

Sold	2,834	$25,000	—	—	—	—
Net increase	2,834	$25,000	—	—	—	—
Class ADV shares

Sold	2,834	$25,000	—	—	—	—
Net increase	2,834	$25,000	—	—	—	—
Net increase	491,695	$4,171,334	630,472	$8,272,036	419,812	$6,087,387

1 For the seven month period ended March 31, 2009, the Fund changed its fiscal year end from August 31 to March 31.

2 Audited by previous Independent Registered Public Accounting Firm.

Note 8
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended March 31, 2009, aggregated $28,268,288 and $24,762,989, respectively.

Note 9
Reorganization

On December 22, 2008, the Fund acquired substantially all the assets and liabilities of the Predecessor Fund in exchange for the Class A and Class I shares of the Fund. The acquisition was accounted for as a tax-free exchange of 1,334,479 Class A shares and 3,956,288 Class I shares of the Fund for the net assets of the Predecessor Fund, which amounted to $46,954,756, including $11,298,317 of unrealized depreciation, after the close of business on December 19, 2008. Accounting and performance history of the Investor Shares and Institutional Shares of the Predecessor Fund were redesignated as that of the Class A and Class I of the Fund, respectively.

30	Disciplined Value Fund | Annual report

Auditors’ report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of
John Hancock Disciplined Value Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Disciplined Value Fund (the “Fund”) at March 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2009 by correspondence with the custodian provides a reasonable basis for our opinion.

The financial highlights and statement of changes in net assets of the Fund for periods ending on and before August 31, 2008 were audited by another independent registered public accounting firm, whose report dated October 30, 2008 expressed an unqualified opinion thereon.

PricewaterhouseCoopers LLP
Boston, Massachusetts
May 15, 2009

Annual report | Disciplined Value Fund	31

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended March 31, 2009.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended March 31, 2009, 100.00% of the dividends qualifies for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2009.

Shareholders will be mailed a 2009 U.S. Treasury Department Form 1099-DIV in January 2010. This will reflect the total of all distributions that are taxable for calendar year 2009.

32	Disciplined Value Fund | Annual report

Other information

Unaudited

Change in Independent Registered Public Accountant

On December 22, 2008, the John Hancock Disciplined Value Fund (the Fund) acquired substantially all the assets and liabilities of the Robeco Boston Partners Large Cap Value Fund (the Predecessor Fund) in exchange for Class A and I shares of the Fund. The reorganization was accounted for as a tax-free exchange and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the Predecessor Fund as of the date of the reorganization. For financial reporting purposes, the accounting and performance history of the Predecessor Fund, including the Investor and Institutional shares of the Predecessor Fund that were redesignated as Class A and I of the Fund, respectively, are reflected in the Fund’s financial statements and financial highlights.

PricewaterhouseCoopers LLP serves as the Fund’s independent registered public accounting firm. Ernst & Young LLP (E&Y) served as the Predecessor Fund’s independent registered public accounting firm. E&Y’s reports on the Predecessor Fund’s financial statements for the fiscal years ended August 31, 2008 and 2007, contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. During the fiscal years ended August 31, 2008 and 2007, there were (i) no disagreements between the Predecessor Fund and E&Y on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of E&Y would have caused it to make reference to the disagreements in its report on the financial statements for such years, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities and Exchange Act of 1934, as amended.

Annual report | Disciplined Value Fund	33

Board Consideration of Investment
Advisory Agreement and Subadvisory
Agreement: John Hancock Disciplined
Value Fund

The Investment Company Act of 1940 (the 1940 Act) requires the Board of Trustees (the Board) of John Hancock Funds III (the Trust), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the Independent Trustees), to meet in person to review and consider the initial approval of: (i) the investment advisory agreement (the Advisory Agreement) with John Hancock Investment Management Services, LLC (the Adviser) and (ii) the investment sub-advisory agreement (the Subadvisory Agreement) with Robeco Investment Management, Inc. (the Subadviser) for the John Hancock Disciplined Value Fund (the Fund). The Advisory Agreement and the Subadvisory Agreement are collectively referred to as the Advisory Agreements.

At meetings held on September 8–9, 2008, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Agreements. During such meetings, the Board’s Contracts/ Operations Committee, Audit and Compliance Committee and the Independent Trustees also met in executive sessions with their independent legal counsel.

In evaluating the Advisory Agreements, the Board, including the Contracts/Operations Committee, Audit and Compliance Committee and its Independent Trustees, reviewed a broad range of information requested for this purpose. This information included:

(i) advisory and other fees incurred by, and the expense ratios of, a group of comparable funds selected by the Adviser and the proposed fee and estimated expense ratio of the Fund;

(ii) historical performance information of a similar fund managed by the Subadviser that was proposed for adoption into the Fund;

(iii) the Adviser’s and Subadviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics;

(iv) the responsibilities of the Adviser’s and Subadviser’s compliance department, and a report from the Fund’s Chief Compliance Officer (CCO) regarding the CCO Office’s review of the Subadviser’s compliance program;

(v) the background and experience of senior management and investment professionals, and

(vi) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates and by the Subadviser.

The Independent Trustees considered the legal advice of independent legal counsel and relied on their own business judgment in determining the factors to be considered in evaluating the materials that were presented to them and the weight to be given to each such factor. The Board’s review and conclusions were based on a comprehensive consideration of all information presented to the Board and not the result of any single controlling factor. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser, Subadviser, and an in-person presentation from representatives of the Subadviser that would be responsible for the daily investment activities of the Fund. The Board considered the Adviser’s oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser and Subadviser. In addition, the Board took into account the administrative and

34	Disciplined Value Fund | Annual report

other non-advisory services to be provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser and Subadviser supported approval of the Advisory Agreements.

Investment advisory fee and subadvisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the Advisory Agreement Rate). The Board received and considered information presented by the Adviser comparing the Advisory Agreement Rate with the average and median fee paid by similar funds. The Board noted that the Advisory Agreement Rate was consistent with the average and median advisory fee rate for similar funds. The Board concluded that the Advisory Agreement Rate was not unreasonable.

The Board also obtained information about the investment sub-advisory fee rate (the Subadvisory Agreement Rate) payable by the Adviser to the Subadviser for investment sub-advisory services. The Board concluded that the Subadvisory Agreement Rate was not unreasonable.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients. The Board concluded that the Advisory Agreement Rate and the Subadvisory Agreement Rate were not unreasonable, taking into account fee rates offered to others by the Adviser and Subadviser, respectively, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates and the Subadviser, as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser and Subadviser with the Fund and benefits potentially derived from an increase in business of the Adviser and Subadviser as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s, Subadviser’s and Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Factors not considered relevant at this time

In light of the fact that the Fund had not yet commenced normal operations, the Trustees noted that certain factors, such as investment performance, economies of scale and profitability, that will be relevant when the Trustees consider continuing the Advisory Agreements, were not germane to the initial approval.

Other factors and broader review

The Board regularly reviews and assesses the quality of the services that the Fund will receive throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the Advisory Agreements.

Annual report | Disciplined Value Fund	35

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Patti McGill Peterson, Born: 1943	2008	50

Chairperson (since December 2008); Principal, PMP Globalinc (consulting) (since 2007); Senior
Associate, Institute for Higher Education Policy (since 2007); Executive Director, CIES (international education agency) (until 2007); Vice President, Institute of International Education (until 2007); Senior
Fellow, Cornell University Institute of Public Affairs, Cornell University (until 1998); Former President
Wells College, St. Lawrence University and the Association of Colleges and Universities of the State
of New York. Director of the following: Niagara Mohawk Power Corporation (until 2003); Security
Mutual Life (insurance) (until 1997); ONBANK (until 1993). Trustee of the following: Board of Visitors,
The University of Wisconsin, Madison (since 2007); Ford Foundation, International Fellowships Program
(until 2007); UNCF, International Development Partnerships (until 2005); Roth Endowment (since 2002);
Council for International Educational Exchange (since 2003).

James F. Carlin, Born: 1940	2008	50

Director and Treasurer, Alpha Analytical Laboratories, Inc. (chemical analysis) (since 1985); Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995); Part Owner and Vice President,
Mone Lawrence Carlin Insurance Agency, Inc. (until 2005); Chairman and Chief Executive Officer,
Carlin Consolidated, Inc. (management/investments) (since 1987); Trustee, Massachusetts Health and
Education Tax Exempt Trust (1993–2003).

William H. Cunningham,[2] Born: 1944	2008	50

Professor, University of Texas at Austin (since 1971); former Chancellor, University of Texas System and former President, University of Texas at Austin (until 2001); Chairman and Chief Executive Officer, IBT
Technologies (until 2001); Director of the following: Hicks Acquisition Company I, Inc. (since 2007);
Hire.com (until 2004), STC Broadcasting, Inc. and Sunrise Television Corp. (until 2001), Symtx, Inc.
(electronic manufacturing) (since 2001), Adorno/Rogers Technology, Inc. (until 2004), Pinnacle Foods
Corporation (until 2003), rateGenius (until 2003), Lincoln National Corporation (insurance) (since 2006),
Jefferson-Pilot Corporation (diversified life insurance company) (until 2006), New Century Equity
Holdings (formerly Billing Concepts) (until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile
Ventures (until 2001), AskRed.com (until 2001), Southwest Airlines (since 2000), Introgen (manufacturer of biopharmaceuticals) (since 2000) and Viasystems Group, Inc. (electronic manufacturer) (until
2003); Advisory Director, Interactive Bridge, Inc. (college fundraising) (until 2001); Advisory Director,
Q Investments (until 2003); Advisory Director, JPMorgan Chase Bank (formerly Texas Commerce
Bank–Austin), LIN Television (until 2008), WilTel Communications (until 2003) and Hayes Lemmerz
International, Inc. (diversified automotive parts supply company) (since 2003).

Deborah C. Jackson,[2,4] Born: 1952	2008	50

Chief Executive Officer, American Red Cross of Massachusetts Bay (since 2002); Board of Directors of
Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since
2001); Board of Directors of American Student Association Corp. (since 1996); Board of Directors of
Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (since 2007).

36	Disciplined Value Fund | Annual report

Independent Trustees (continued)

Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

Charles L. Ladner, Born: 1938	2008	50

Chairman and Trustee, Dunwoody Village, Inc. (retirement services); Senior Vice President and Chief
Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and
Director, AmeriGas, Inc. (retired 1998); Director, AmeriGas Partners, L.P. (gas distribution) (until 1997);
Director, EnergyNorth, Inc. (until 1997); Director, Parks and History Association (until 2005).

Stanley Martin,[2,4] Born: 1947	2008	50

Senior Vice President/Audit Executive, Federal Home Loan Mortgage Corporation (2004–2006);
Executive Vice President/Consultant, HSBC Bank USA (2000–2003); Chief Financial Officer/Executive
Vice President, Republic New York Corporation and Republic National Bank of New York (1998–2000);
Partner, KPMG LLP (1971–1998).

Dr. John A. Moore, Born: 1939	2008	50

President and Chief Executive Officer, Institute for Evaluating Health Risks (nonprofit institution)
(until 2001); Senior Scientist, Sciences International (health research) (until 2003); Former Assistant
Administrator and Deputy Administrator, Environmental Protection Agency; Principal, Hollyhouse
(consulting) (since 2000); Director, CIIT Center for Health Science Research (nonprofit research) (until
2007).

Steven R. Pruchansky, Born: 1944	2008	50

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (since 2008); Managing Director, JonJames, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991).

Gregory A. Russo,[4] Born: 1949	2009	50

Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial
Markets, KPMG (1998–2002).

Non-Independent Trustees[3]
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle, Born: 1959	2008	268

Executive Vice President, Manulife Financial Corporation (since 1999); Director and President, John
Hancock Variable Life Insurance Company (since 2007); Director and Executive Vice President, John
Hancock Life Insurance Company (since 2004); Chairman and Director, John Hancock Advisers, LLC (the
Adviser), John Hancock Funds, LLC (John Hancock Funds) and The Berkeley Financial Group, LLC (The
Berkeley Group) (holding company) (since 2005); Chairman and Director, John Hancock Investment
Management Services, LLC (since 2006); Senior Vice President, The Manufacturers Life Insurance
Company (U.S.A.) (until 2004).

Annual report | Disciplined Value Fund	37

Non-Independent Trustees[3] (continued)
Name, Year of Birth		Number of John
Position(s) held with Fund	Trustee	Hancock funds
Principal occupation(s) and other	of Fund	overseen by
directorships during past 5 years	since[1]	Trustee

John G. Vrysen,[4] Born: 1955	2009	268

Chief Operating Officer (since 2005)
Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group, John Hancock Investment Management
Services, LLC and John Hancock Funds, LLC (since 2007); Chief Operating Officer, John Hancock Funds,
John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Director, John
Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, the Adviser, The Berkeley Group,
Manulife Financial Corporation Global Investment Management (U.S.), LLC, John Hancock Investment
Management Services, LLC, John Hancock Funds, LLC, John Hancock Funds, John Hancock Funds
II, John Hancock Funds III and John Hancock Trust (2005–2007); Vice President, Manulife Financial
Corporation (until 2006).

Principal officers who are not Trustees
Name, Year of Birth
Position(s) held with Fund		Officer
Principal occupation(s) and other		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2008

President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief
Executive Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since 2005); Director,
MFC Global Investment Management (U.S.), LLC (MFC Global (U.S.)) (since 2005); Chairman and
Director, John Hancock Signature Services, Inc. (since 2005); Director, President and Chief Executive
Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief
Executive Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2005); Director, Chairman and President, NM Capital Management, Inc. (since
2005); Member and former Chairman, Investment Company Institute Sales Force Marketing Committee
(since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005–2006); Executive
Vice President, John Hancock Funds, LLC (until 2005).

Thomas M. Kinzler, Born: 1955		2008

Secretary and Chief Legal Officer
Vice President and Counsel, John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II and John Hancock Trust (since
2006); Vice President and Associate General Counsel, Massachusetts Mutual Life Insurance Company
(1999–2006); Secretary and Chief Legal Counsel, MML Series Investment Fund (2000–2006); Secretary
and Chief Legal Counsel, MassMutual Institutional Funds (2000–2004); Secretary and Chief Legal
Counsel, MassMutual Select Funds and MassMutual Premier Funds (2004–2006).

Francis V. Knox, Jr., Born: 1947		2008

Chief Compliance Officer
Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC,
the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John
Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and
Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer,
Fidelity Investments (until 2001).

38	Disciplined Value Fund | Annual report

Principal officers who are not Trustees (continued)

Name, Year of Birth
Position(s) held with Fund	Officer
Principal occupation(s) and other	of Fund
directorships during past 5 years	since

Michael J. Leary, Born: 1965	2009

Treasurer
Vice President, John Hancock Life Insurance Company (U.S.A.) and Assistant Treasurer for John Hancock
Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2007); Vice
President and Director of Fund Administration, JP Morgan (2004–2007); Vice President and Senior
Manager of Fund Administration, JP Morgan (1993–2004); Manager, Ernst & Young, LLC (1988–1993).

Charles A. Rizzo, Born: 1957	2008

Chief Financial Officer
Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John
Hancock Trust (since 2007); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005–2007); Vice President, Goldman Sachs (2005–2007); Managing Director
and Treasurer of Scudder Funds, Deutsche Asset Management (2003–2005); Director, Tax and Financial
Reporting, Deutsche Asset Management (2002–2003); Vice President and Treasurer, Deutsche Global
Fund Services (1999–2002).

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

2 Member of Audit Committee.

3 Non-Independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

4 Mr. Martin and Mr. Russo were appointed by the Board as Trustees on September 8, 2008 and Ms. Jackson was appointed effective October 1, 2008. Mr. Vrysen was elected by the shareholders at a special meeting on April 16, 2009.

Annual report | Disciplined Value Fund	39

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Investment Management
James R. Boyle†	Services, LLC
James F. Carlin
William H. Cunningham*	Subadviser
Deborah C. Jackson*	Robeco Investment Management, Inc.
Charles L. Ladner
Stanley Martin*	Principal distributor
Dr. John A. Moore	John Hancock Funds, LLC
Steven R. Pruchansky
Gregory A. Russo	Custodian
John G. Vrysen†	State Street Bank and Trust Company
*Member of the Audit Committee
†Non-Independent Trustee	Transfer agent
John Hancock Signature Services, Inc.
Officers
Keith F. Hartstein	Legal counsel
President and Chief Executive Officer	K&L Gates LLP

Thomas M. Kinzler	Independent registered
Secretary and Chief Legal Officer	public accounting firm
PricewaterhouseCoopers LLP
Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone	On the fund’s Website	At the SEC
1-800-225-5291	www.jhfunds.com	www.sec.gov
1-800-SEC-0330
SEC Public Reference Room

You can also contact us:
Regular mail:	Express mail:
John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
P.O. Box 9510	Mutual Fund Image Operations
Portsmouth, NH 03802-9510	164 Corporate Drive
Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

40	Disciplined Value Fund | Annual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Disciplined Value Fund.	3400A 3/09
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	5/09

ITEM 2. CODE OF ETHICS.

As of the end of the period, March 31, 2009, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer and Chief Financial Officer (respectively, the principal executive officer, the principal financial officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that it has one “audit committee financial expert” as that term is defined in Item 3(b) of Form N-CSR: Stanley Martin who is “independent” as that term is defined in Item 3(a) (2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant, PricewaterhouseCoopers LLP (“PWC”) for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $201,081 for the fiscal year ended March 31, 2009 (broken out as follows: John Hancock Leveraged Companies Fund - $52,421, John Hancock Rainier Growth Fund - $68,252, John Hancock Disciplined Value Fund - $41,054 and John Hancock Small Cap Opportunities Fund - $39,354) and no audit fees for the fiscal year ended March 31, 2008 as all the funds listed previously began operations during the fiscal year ended March 31,2009.

(b) Audit-Related Services

Audit-related fees for assurance and related services by PWC amounted to $0 for the fiscal year ended March 31, 2009 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services comprising the out-of-pocket expenses was testing conversion of accounting records from one service provider to another involving multiple service providers in the registrant’s initial year.

(c) Tax Fees

The aggregate fees billed for professional services rendered by PWC for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $15,742 for the fiscal year ended March 31, 2009 (broken out as follows: John Hancock Leveraged Companies Fund - $4,039, John Hancock Rainier Growth Fund - $3,901, John Hancock Disciplined Value Fund - $3,901 and John Hancock Small Cap Opportunities Fund - $3,901). The nature of the services comprising the tax fees was the review of the registrant’s income and excise tax returns and tax distribution requirements.

(d) All Other Fees

There were no other fees for the fiscal year ended March 31, 2009 billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to PWC for the Reporting Period, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by PWC for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal year ended March 31, 2009 were $8,567,324 and for the fiscal year ended March 31, 2008 were $1,354,936.

(h) The registrant’s audit committee of the Board of Trustees has considered the provision of non-audit services that were rendered by PWC to the investment adviser and any control affiliate that provides services that were not pre-approved pursuant to paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining PWC’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Stanley Martin - Chairman
William H. Cunningham
Deborah C. Jackson

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant's principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not applicable.

ITEM 12. EXHIBITS.

(a)(1) See attached Code of Ethics.

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: May 15, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: May 15, 2009